Invesco High Yield Municipal Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	VK-HYM-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–111.43%(a)
Alabama–3.66%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.75%	06/01/2045		$3,250	$3,608,540
Series 2016, RB	6.00%	06/01/2050		5,400	6,060,042
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB (b)	5.00%	01/01/2042		12,750	14,452,890
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB (c)	4.00%	12/01/2025		30,000	33,168,600
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (d)	5.50%	01/01/2043		21,290	15,552,984
Series 2008 A, RB (d)	6.88%	01/01/2043		4,470	3,897,125
Series 2011 A, RB (d)	7.50%	01/01/2047		2,600	2,265,978
Series 2012 A, RB (d)	5.63%	01/01/2042		6,575	4,925,858
Jefferson (County of), AL;
Series 2013 C, Wts. (INS -AGM)(e)(f)	6.50%	10/01/2038		7,000	6,689,340
Series 2013 C, Wts. (INS -AGM)(e)(f)	6.60%	10/01/2042		11,700	11,144,718
Series 2013 F, Revenue Wts. (e)	7.50%	10/01/2039		27,640	25,896,745
Series 2013 F, Revenue Wts. (e)	7.75%	10/01/2046		95,055	89,045,624
Series 2013-F, Revenue Wts. (e)	7.90%	10/01/2050		65,400	61,116,300
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046		10,000	13,312,000
Series 2016 A, RB (b)	5.00%	09/01/2046		24,000	31,948,800
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining);
Series 2019 A, Ref. IDR (g)	4.50%	05/01/2032		8,500	9,169,290
Series 2019 A, Ref. IDR (g)	5.25%	05/01/2044		35,655	39,236,545
					371,491,379
Alaska–0.32%
Alaska (State of) Municipal Bond Bank Authority (Master Resolution);
Series 2017 A, RB	5.50%	10/01/2046		505	612,474
Series 2017 A, RB (b)	5.50%	10/01/2046		22,000	26,682,040
Northern Tobacco Securitization Corp.;
Series 2006 B, RB (h)	0.00%	06/01/2046		27,225	2,763,882
Series 2006 C, RB (h)	0.00%	06/01/2046		20,860	1,973,356
					32,031,752
American Samoa–0.15%
American Samoa (Territory of), AS Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035		14,345	14,797,872
Arizona–2.45%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 B, VRD RB (LOC - BK Tokyo-Mitsubishi UFJ)(i)(j)	1.50%	01/01/2046		4,500	4,500,000
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB (g)	6.00%	07/01/2037		13,845	15,749,518
Series 2017, Ref. RB (g)	6.00%	07/01/2047		15,000	16,810,500
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB (g)	5.13%	07/01/2037		1,180	1,275,403
Series 2017 D, Ref. RB (g)	5.00%	07/01/2047		1,035	1,102,844
Series 2017 D, Ref. RB (g)	5.00%	07/01/2051		2,300	2,442,623
Series 2017 G, Ref. RB (g)	5.00%	07/01/2037		1,105	1,195,632
Series 2017 G, Ref. RB (g)	5.00%	07/01/2047		3,260	3,473,693
Series 2017 G, Ref. RB (g)	5.00%	07/01/2051		1,000	1,062,010
Series 2017-A, Ref. RB (g)	5.38%	07/01/2050		6,000	6,473,160
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa Campus and Red Rock Campus);
Series 2019 A, IDR (g)	5.00%	07/15/2039		1,325	1,437,956
Series 2019 A, IDR (g)	5.00%	07/15/2049		1,675	1,797,208
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	4.50%	01/01/2049	$4,500	$4,745,115
Series 2019 A, RB	5.00%	01/01/2054	4,500	4,954,230
Series 2019 B, RB	5.00%	01/01/2034	1,730	1,947,755
Series 2019 B, RB	5.00%	01/01/2035	1,820	2,032,885
Series 2019 B, RB	5.00%	01/01/2049	2,125	2,306,624
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB (g)	5.70%	07/01/2047	9,730	10,664,566
Series 2016, RB (g)	5.80%	07/01/2052	4,920	5,406,785
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (g)	5.25%	07/01/2052	500	513,405
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB (g)	5.25%	12/15/2038	1,015	1,086,558
Series 2018 A, RB (g)	5.50%	12/15/2048	2,265	2,430,639
City of Phoenix Civic Improvement Corp.;
Series 2009 A, RB (b)(c)(k)	5.00%	07/01/2019	8,935	8,959,214
Series 2009 A, RB (b)(c)(k)	5.00%	07/01/2028	6,785	6,803,387
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,575,120
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	1,992,141
Series 2017, Ref. RB	5.00%	11/15/2040	1,485	1,573,046
Series 2017, Ref. RB	5.00%	11/15/2045	9,690	10,201,051
Series 2018, RB	5.00%	11/15/2053	5,870	6,172,129
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB (g)	5.00%	07/01/2047	4,000	4,256,880
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.50%	11/15/2034	3,695	3,731,174
Series 2014, Ref. RB	5.75%	11/15/2040	6,015	6,056,624
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB (g)	5.00%	07/01/2046	4,000	4,207,121
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,970,811
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (g)	6.75%	07/01/2044	5,250	5,997,547
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	2,770	2,835,289
Phoenix Civic Improvement Corp.; Series 2009 A, RB (b)	5.00%	07/01/2029	5,500	5,514,905
Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	1,850	1,850,389
Series 2006, RB	5.80%	12/01/2036	4,385	4,384,605
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB (g)	5.38%	06/15/2035	2,370	2,566,592
Series 2015, Ref. RB (g)	5.63%	06/15/2045	3,500	3,778,635
Series 2017, RB (g)	4.13%	06/15/2029	1,500	1,525,425
Series 2017, RB (g)	5.00%	06/15/2047	10,100	10,344,824
Series 2017, RB (g)	5.00%	06/15/2052	6,945	7,103,415
Pima (County of), AZ Industrial Development Authority (Coral Academy Science);
Series 2008 A, RB	7.13%	12/01/2028	2,120	2,123,582
Series 2008 A, RB	7.25%	12/01/2038	3,285	3,290,058
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.25%	05/01/2044	3,000	3,316,470
Pima (County of), AZ Industrial Development Authority (Edkey Charter Schools);
Series 2013, Ref. RB	6.00%	07/01/2043	250	242,838
Series 2013, Ref. RB	6.00%	07/01/2048	2,975	2,863,824
Pima (County of), AZ Industrial Development Authority (Legacy Traditional School); Series 2009, RB (c)(k)	8.50%	07/01/2019	1,620	1,628,392
Pima (County of), AZ Industrial Development Authority (Paradise Education Center); Series 2010, RB (c)(k)	6.10%	06/01/2019	1,400	1,400,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB (g)	7.00%	07/01/2045	$3,315	$3,233,418
Series 2016 B, Ref. RB	2.07%	07/01/2045	1,735	260,303
Series 2016 C, Ref. RB	2.07%	07/01/2045	1,036	10,355
Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB (g)	7.00%	09/01/2037	3,358	3,361,089
Sundance Community Facilities District (Assessment District No. 2); Series 2003, RB (g)	7.13%	07/01/2027	795	795,509
Sundance Community Facilities District (Assessment District No. 3); Series 2004, RB	6.50%	07/01/2029	148	148,056
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/2042	2,700	2,865,078
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,346,656
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB (g)	6.13%	10/01/2047	1,400	1,569,834
Series 2017 A, RB (g)	6.13%	10/01/2052	1,400	1,564,654
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, RB	5.75%	07/01/2033	3,000	3,235,260
Series 2013, RB	6.00%	07/01/2043	3,625	3,930,442
Tucson (City of), AZ Industrial Development Authority (Catalina Village Assisted Living Apartments);
Series 2017 A, RB (l)	5.50%	05/01/2051	4,435	3,151,067
Series 2017 B, RB (l)	2.50%	05/01/2051	1,700	474,980
University Medical Center Corp.;
Series 2009, RB (c)(k)	6.25%	07/01/2019	1,650	1,655,957
Series 2009, RB (c)(k)	6.50%	07/01/2019	2,100	2,107,938
Series 2011, RB (c)(k)	6.00%	07/01/2021	2,600	2,835,872
				248,221,065
Arkansas–0.20%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB (g)(m)	4.50%	09/01/2049		20,000	20,628,600
California–12.13%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047		6,000	6,386,760
Alhambra (City of), CA (Atherton Baptist Homes); Series 2010 A, RB (c)(k)	7.63%	01/01/2020		4,340	4,495,893
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (b)	5.00%	04/01/2056		21,000	24,437,490
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB (h)	0.00%	06/01/2033		13,745	6,202,431
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (g)	5.00%	04/01/2049		8,800	9,598,336
California (State of) Educational Facilities Authority (Stanford University);
Series 2012 U-2, Ref. RB (b)	5.00%	04/01/2040		15,000	20,814,010
Series 2014 U-6, RB (b)	5.00%	05/01/2045		15,000	21,619,800
Series 2019 V-1, RB (b)	5.00%	05/01/2049		30,000	44,271,600
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/2038		3,000	3,058,410
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB (b)	5.00%	11/01/2047		10,000	14,409,000
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046		1,500	1,676,910
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB (g)	5.00%	11/01/2036		1,500	1,715,055
Series 2016 A, RB (g)	5.00%	11/01/2046		1,500	1,686,255
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB (g)	6.63%	01/01/2032		1,000	1,058,060
Series 2012, RB (g)	6.88%	01/01/2042		1,500	1,593,135
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, RB (c)(k)	8.50%	10/01/2019		1,000	1,022,970
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, RB	5.75%	07/01/2030		5,945	6,421,670
Series 2012 A, RB	6.00%	07/01/2042		5,355	5,762,944
California (State of) Pollution Control Finance Authority;
Series 2012, RB (g)(m)	5.00%	07/01/2037		13,500	14,459,580
Series 2012, RB (g)(m)	5.00%	11/21/2045		22,210	23,659,869
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services Southern California, LLC); Series 2016, RB (g)(m)	7.00%	12/31/2049	$ 9,925	$ 8,932,500
California (State of) Pollution Control Financing Authority (San Diego County Water Authority);
Series 2019 A, RB (g)	5.00%	07/01/2039	2,500	2,959,075
Series 2019, RB (g)	5.00%	11/21/2045	11,650	13,661,139
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	3,000	3,431,250
California (State of) School Finance Authority (Aspire Public Schools); Series 2016, Ref. RB (g)	5.00%	08/01/2046	2,500	2,760,925
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	5,000	5,225,250
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	2,000	2,030,540
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2011, RB (c)(k)	7.25%	11/01/2021	1,500	1,710,150
Series 2011, RB (c)(k)	7.50%	11/01/2021	5,500	6,303,000
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,812,299
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, RB (g)	6.75%	06/01/2045	6,700	6,998,016
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,711,398
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB (g)	5.00%	06/01/2036	4,250	4,711,805
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	11,000	12,203,840
Series 2016 A, RB (g)	5.00%	12/01/2036	1,500	1,674,960
Series 2016 A, RB (g)	5.00%	12/01/2046	9,000	9,931,770
Series 2016 A, RB (g)	5.25%	12/01/2056	47,945	53,472,579
California (State of) Statewide Communities Development Authority (NCCD—Hooper Street LLC—California College of the Arts);
Series 2019, RB (g)	5.25%	07/01/2049	375	425,531
Series 2019, RB (g)	5.25%	07/01/2052	1,450	1,632,352
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, RB (g)	7.00%	11/15/2029	1,745	1,784,036
Series 2009, RB (g)	7.25%	11/15/2041	3,500	3,584,175
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	6.00%	10/01/2042	2,895	3,122,981
Series 2012, RB	6.00%	10/01/2047	1,785	1,922,659
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, RB	6.00%	05/01/2043	15,000	15,083,250
Series 2006 A, RB (h)	0.00%	06/01/2046	181,950	34,464,969
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. RB	5.13%	06/01/2038	9,380	9,404,200
Series 2005, Ref. RB	5.25%	06/01/2045	3,730	3,739,661
California County Tobacco Securitization Agency (The) (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB (h)	0.00%	06/01/2046	25,000	4,541,500
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	3,430	3,856,829
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	11,276,293
Eden (Township of), CA Healthcare District; Series 2010, COP (c)(k)	6.13%	06/01/2020	2,510	2,628,949
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.50%	09/01/2023	1,235	1,249,734
Series 2008, RB	6.75%	09/01/2028	2,550	2,582,003
Series 2008, RB	6.88%	09/01/2038	4,440	4,495,988
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, RB (e)	6.85%	01/15/2042	$5,000	$5,022,700
Series 2014 A, Ref. RB (INS -AGM)(f)(h)	0.00%	01/15/2036	61,010	36,596,848
Series 2014 A, Ref. RB (INS -AGM)(f)(h)	0.00%	01/15/2037	20,000	11,502,000
Series 2014 A, Ref. RB	6.00%	01/15/2049	20,000	23,505,600
Series 2014 C, Ref. RB	6.50%	01/15/2043	10,750	12,732,193
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB (e)	5.30%	06/01/2037	47,000	48,034,940
Series 2007 B, RB (h)	0.00%	06/01/2047	185,000	31,024,500
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	52,140	51,879,821
Inland Empire Tobacco Securitization Authority;
Series 2007 A, RB	5.00%	06/01/2021	2,625	2,627,678
Series 2007 C-1, RB (h)	0.00%	06/01/2036	161,415	52,417,907
Series 2007 D, RB (h)	0.00%	06/01/2057	46,635	2,926,813
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2018 A, RB (b)(m)(n)	5.25%	05/15/2048	26,000	31,579,340
Los Angeles (City of) Department of Water & Power; Series 2012 B, RB (b)	5.00%	07/01/2043	49,155	54,239,593
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	310	311,361
Los Angeles (City of), CA Department of Water & Power; Series 2012 B, RB (b)	5.00%	07/01/2043	17,375	19,172,270
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	4,490	6,746,584
Series 2009 B, RB	6.50%	11/01/2039	5,500	8,264,190
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB (c)(k)	7.00%	08/01/2021	4,750	5,328,265
Placentia (City of), CA Public Financing Authority (Working Capital Financing); Series 2009, RB	7.50%	06/01/2019	690	690,000
Regents of the University of California; Series 2014 AM, RB (b)	5.00%	05/15/2044	34,545	39,404,100
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2048	7,000	7,746,060
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS -AGM)(f)(h)	0.00%	08/01/2036	7,650	4,633,452
Series 2011 D, GO Bonds (INS -AGM)(f)(h)	0.00%	08/01/2037	13,130	7,619,733
Series 2011 D, GO Bonds (INS -AGM)(f)(h)	0.00%	08/01/2038	13,515	7,519,205
Series 2011 D, GO Bonds (INS -AGM)(f)(h)	0.00%	08/01/2039	13,895	7,405,062
Series 2011 D, GO Bonds (INS -AGM)(f)(h)	0.00%	08/01/2040	14,280	7,285,656
Series 2011 D, GO Bonds (INS -AGM)(f)(h)	0.00%	08/01/2041	14,080	6,883,290
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	8.00%	12/01/2031	9,875	11,132,581
Series 2011, RB	7.50%	12/01/2041	21,980	24,459,344
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds (e)	5.25%	07/01/2042	10,000	7,714,700
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, RB (c)(k)	6.25%	08/01/2019	1,000	1,007,860
Series 2009 D, RB (c)(k)	6.50%	08/01/2019	1,000	1,008,240
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, RB (h)	0.00%	08/01/2036	5,710	2,393,632
Series 2013 C, RB (h)	0.00%	08/01/2038	2,000	733,180
Series 2013 C, RB (h)	0.00%	08/01/2043	17,000	4,614,140
San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	7,000	7,847,700
Series 2014 B, Ref. RB	5.25%	01/15/2049	12,000	13,422,480
San Jose (City of), CA;
Series 2017 A, Ref. RB (b)(m)	5.00%	03/01/2041	10,000	11,644,000
Series 2017 A, Ref. RB (b)(m)	5.00%	03/01/2047	20,000	23,160,600
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB (m)	6.40%	12/01/2041	14,123	14,132,886
San Jose (City of), CA Community Facilities District No. 9 (Bailey/Highway 101);
Series 2003, RB	6.60%	09/01/2027	2,000	2,001,100
Series 2003, RB	6.65%	09/01/2032	2,630	2,634,813
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds (e)	6.63%	08/01/2042	4,080	3,917,004
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Santa Cruz (County of), CA Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, RB (c)(k)	7.00%	09/01/2019	$ 3,500	$ 3,547,425
Savanna Elementary School District (Election of 2008); Series 2012 B, GO Bonds (INS -AGM)(e)(f)	6.75%	02/01/2052	7,500	6,881,925
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB (h)	0.00%	06/01/2036	10,000	3,880,100
Series 2007 A, RB (h)	0.00%	06/01/2047	20,000	3,896,000
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,440,392
Series 2008 A, RB	6.00%	12/01/2033	1,475	1,477,065
Series 2008 A, RB (h)	0.00%	12/01/2045	18,085	2,762,484
Series 2008 A, RB (h)	0.00%	12/01/2046	18,085	2,559,570
Series 2008 A, RB (h)	0.00%	12/01/2047	18,085	2,370,763
Series 2008 A, RB (h)	0.00%	12/01/2048	18,085	2,195,157
Series 2008 A, RB (h)	0.00%	12/01/2049	18,085	2,031,669
Series 2008 A, RB (h)	0.00%	12/01/2050	18,085	1,879,574
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, RB	4.75%	06/01/2025	5	5,025
Series 2006 A-1, RB	5.00%	06/01/2037	6,850	6,884,661
Series 2006 A-1, RB	5.13%	06/01/2046	8,205	8,222,723
Series 2006, RB (h)	0.00%	06/01/2046	77,000	10,295,060
University of California; Series 2017 M, RB (b)	5.00%	05/15/2047	50,890	60,270,554
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	3,665	3,676,948
Victor Valley Union High School District (Election of 2008); Series 2013 B, GO Bonds (c)(h)(k)	0.00%	08/01/2023	74,825	14,859,852
				1,229,736,152
Colorado–5.83%
Amber Creak Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	515	525,249
Banning Lewis Ranch Metropolitan District;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,608,725
Series 2018 B, GO Bonds	7.75%	12/15/2041	630	653,549
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, GO Bonds	6.13%	12/01/2045	1,025	1,027,972
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	5,000	5,200,250
Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	2,137,041
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,282,910
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	529,340
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	10,000	10,261,200
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	678,482
Broadway Station Metropolitan District No. 2;
Series 2019 A, RB	5.13%	12/01/2048	4,000	4,120,200
Series 2019 B, RB (e)	7.50%	12/01/2048	7,075	4,177,646
Bromley Park Metropolitan District No. 2; Series 2018 C, Ref. GO Bonds	7.85%	12/15/2047	6,408	6,412,934
Broomfield Village Metropolitan District No. 2; Series 2003, GO Bonds	6.25%	12/01/2032	3,355	2,717,550
Buffalo Highlands Metropolitan District;
Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,000	1,030,060
Series 2018 A, Ref. GO Bonds	5.38%	12/01/2048	1,750	1,801,590
Series 2018 B, Ref. GO Bonds	7.63%	12/15/2046	1,226	1,239,633
Buffalo Ridge Metropolitan Distric; Series 2018 B, GO Bonds	7.38%	12/15/2047	3,230	3,315,853
Canyons Metropolitan District No. 5;
Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,814,593
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	4,884,295
Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,622,535
Castle Oaks Metropolitan District No. 3;
Series 2017, Ref. GO Bonds	5.00%	12/01/2037	3,275	3,335,587
Series 2017, Ref. GO Bonds	5.00%	12/01/2047	9,265	9,395,081
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, Ref. RB (g)	5.00%	12/01/2047	$7,000	$7,270,970
Series 2018, Ref. RB	5.25%	12/01/2048	5,550	5,823,004
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	514,200
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	1,650	1,653,515
Series 2008, RB	6.50%	07/01/2038	1,000	1,001,980
Series 2013, RB	7.45%	08/01/2048	2,245	2,554,518
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB (c)(k)	7.75%	08/01/2019	4,000	4,039,240
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2011, RB	6.38%	01/01/2041	1,615	1,749,061
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.25%	05/15/2037	750	847,020
Series 2017 A, Ref. RB	5.25%	05/15/2047	3,500	3,890,880
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.00%	01/01/2044	21,000	23,154,600
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB (g)	5.75%	12/01/2035	1,650	1,733,721
Series 2015 A, Ref. RB (g)	6.13%	12/01/2045	2,300	2,439,311
Series 2015 A, Ref. RB (g)	6.25%	12/01/2050	4,070	4,332,840
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB (c)(k)	6.00%	11/15/2020	1,600	1,701,968
Series 2010 A, RB (c)(k)	6.25%	11/15/2020	4,750	5,069,627
Series 2011, RB (c)(k)	5.75%	11/15/2021	1,000	1,099,450
Series 2011, RB (c)(k)	6.00%	11/15/2021	1,195	1,320,989
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.20%	07/01/2022	400	400,304
Series 2007 A, RB	5.25%	07/01/2027	3,260	3,261,500
Series 2007 A, RB	5.30%	07/01/2037	5,815	5,816,570
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	4,500	4,696,875
Series 2019, RB	6.00%	01/15/2041	12,935	13,430,281
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.88%	12/01/2046	14,500	15,751,930
Colorado International Center Metropolitan District No. 4;
Series 2019 A, Ref. RB (e)	6.00%	12/01/2047	30,920	21,418,284
Series 2019 A-2, RB (e)	6.25%	12/01/2048	15,075	10,918,672
Series 2019 B-2, RB	8.75%	12/15/2048	1,997	2,028,493
Copperleaf Metropolitan District No. 6;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,000	2,054,800
Subseries 2018 B, GO Bonds	7.50%	12/15/2048	820	840,959
Cornerstar Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2037	1,000	1,050,340
Series 2017 A, Ref. GO Bonds	5.25%	12/01/2047	2,600	2,726,594
Cottonwood Highlands Metropolitan District No. 1;
Series 2019 A, GO Bonds (g)	5.00%	12/01/2049	1,250	1,280,600
Series 2019 B, GO Bonds (g)	8.75%	12/15/2049	2,095	2,109,036
Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.63%	12/01/2038	2,555	2,606,585
Series 2018 A, GO Bonds	5.75%	12/01/2048	9,665	9,859,170
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,658,737
Denver (City & County of), CO;
Series 2018 A, RB (b)(m)	5.00%	12/01/2029	24,580	30,610,211
Series 2018 A, Ref. RB (b)(m)	5.25%	12/01/2043	17,500	21,320,250
Denver (City & County of), CO ; Series 2018 A, RB (b)(m)	5.00%	12/01/2036	25,865	31,226,556
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB (m)	5.00%	10/01/2032	13,000	14,135,420
Denver (City of), CO Urban Renewal Authority (9th and Colorado Urban); Series 2018 A, RB (g)	5.25%	12/01/2039	9,000	9,519,030
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,242,208
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,897,925
Denver International Business Center Metropolitan District No 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,322,954
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Douglas (County of), CO Sierra Ridge Metropolitan District No. 2;
Series 2016 A, GO Bonds	5.50%	12/01/2046	$2,000	$2,075,660
Series 2016 B, GO Bonds	7.63%	12/15/2046	1,500	1,513,200
Elbert (County of), CO & Highway 86 Commercial Metropolitan District; Series 2008 A, RB (o)	7.50%	12/01/2032	4,500	3,375,000
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, RB	7.50%	03/01/2040	4,526	4,608,011
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds	7.25%	12/01/2040	930	963,815
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	1,070	1,122,013
Series 2017 A, RB	5.25%	12/01/2047	1,015	1,062,675
Series 2017 B, RB	7.75%	12/15/2047	1,000	1,037,150
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds (g)	5.50%	12/01/2052	5,490	5,628,732
Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	8,340,926
Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	4,329,701
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	5,270	5,536,873
Johnston (Town of), CO Plaza Metropolitan District;
Series 2016 A, RB	5.25%	12/01/2036	4,000	4,036,040
Series 2016 A, RB	5.38%	12/01/2046	12,000	12,107,160
Lakes at Centerra Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.13%	12/01/2037	2,200	2,282,368
Series 2018 A, GO Bonds	5.25%	12/01/2047	3,470	3,595,996
Series 2018 B, GO Bonds	7.63%	12/15/2047	1,795	1,846,337
Leyden Rock Metropolitan District No. 10; Series 2017 C, Ref. GO Bonds	10.75%	12/15/2049	1,025	1,031,068
Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	6.75%	02/01/2022	150	150,090
Series 2003 A, RB	7.00%	02/01/2025	800	800,376
Series 2003 A, RB	7.00%	02/01/2038	6,200	6,200,496
Neu Towne Metropolitan District; Series 2018 B, Ref. GO Bonds	7.75%	12/15/2046	2,285	2,338,378
North Holly Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2048	1,260	1,283,197
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	1,032,133
North Park Metropolitan District No. 1;
Series 2018 A-1, RB	5.38%	12/01/2034	5,650	5,950,410
Series 2018 A-1, RB	5.75%	12/01/2048	3,850	4,023,673
Series 2018 A-2, RB	5.50%	12/01/2034	8,340	8,847,489
Series 2018 A-2, RB	5.85%	12/01/2048	9,000	9,490,320
North Range Metropolitan District No. 2;
Series 2017 A, Ref. GO Bonds	5.63%	12/01/2037	3,270	3,405,999
Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	4,885	5,088,704
Series 2017 B, GO Bonds	7.75%	12/15/2047	2,830	2,912,862
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	5,250	5,383,350
Prairie Center Metropolitan District No. 3 (Park & Recreation Improvements); Series 2018, RB	5.13%	12/15/2042	4,200	4,280,010
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	22,895	34,885,798
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds	6.50%	12/01/2035	1,000	500,000
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,918,142
St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	1,080	1,102,054
Sterling Ranch Community Authority Board; Series 2017 B, RB	7.50%	12/15/2047	6,500	6,718,920
Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	7,545	7,958,089
Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,729,021
University of Colorado; Series 2014 A, RB (b)	5.00%	06/01/2046	16,835	19,720,519
Villages at Castle Rock Metropolitan District No. 6 (Cobblestone Ranch); Series 2007, GO Bonds (h)	0.00%	12/01/2037	100,348	29,703,050
Vista Ridge Metropolitan District; Series 2006 B, GO Bonds (c)(e)(k)	9.50%	12/01/2021	1,000	1,211,160
				591,280,418
Connecticut–0.17%
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds (d)	5.13%	10/01/2036	4,405	1,409,600
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–(continued)
Hamden (Town of), CT (Whitney Center);
Series 2009 A, RB	7.75%	01/01/2043	$10,815	$11,016,051
Series 2009 C, RB (c)	5.50%	01/01/2022	2,000	2,003,220
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, RB (c)(k)	7.88%	04/01/2020	3,000	3,156,900
				17,585,771
Delaware–0.19%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	2,200	2,334,376
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,410,912
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, GO Bonds (g)	5.13%	07/01/2038	8,000	8,553,760
Series 2018, GO Bonds (g)	5.25%	07/01/2048	4,100	4,368,509
Wilmington (City of), DE (Electra Arms Senior Association); Series 1998, RB (m)	6.25%	06/01/2028	2,950	2,952,389
				19,619,946
District of Columbia–1.56%
District of Columbia;
Series 2009 B, Ref. RB (b)	5.00%	12/01/2025	16,165	16,453,060
Series 2014 C, GO Bonds (b)	5.00%	06/01/2038	21,000	23,765,700
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB (c)(k)	6.38%	03/01/2021	1,815	1,964,901
Series 2011, RB (c)(k)	6.63%	03/01/2021	5,150	5,602,839
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	7,000	7,148,890
District of Columbia (Gallaudet University); Series 2011, RB	5.50%	04/01/2041	3,000	3,193,440
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	543,240
Series 2017 A, RB	5.00%	07/01/2037	1,450	1,557,112
Series 2017 A, RB	5.00%	07/01/2042	1,250	1,328,400
Series 2017 A, RB	5.00%	07/01/2052	8,250	8,709,360
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	7,750	7,901,512
District of Columbia (Sibley Memorial Hospital);
Series 2009, RB (c)(k)	6.38%	10/01/2019	2,000	2,031,760
Series 2009, RB (c)(k)	6.50%	10/01/2019	5,000	5,081,250
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB (h)	0.00%	06/15/2046	100,920	16,584,184
Series 2006 C, RB (h)	0.00%	06/15/2055	60,320	2,520,170
District of Columbia Water & Sewer Authority; Series 2013 A, RB (b)	5.00%	10/01/2044	27,000	30,110,670
District of Columbia Water & Sewer Authority (Green Bonds); Series 2017 A, RB (b)	5.00%	10/01/2052	20,000	23,497,600
				157,994,088
Florida–5.82%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	6.25%	11/15/2044	6,500	5,729,100
Series 2014, RB	6.38%	11/15/2049	6,750	5,968,418
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB	8.00%	10/01/2032	1,000	1,141,160
Series 2012 A, Ref. RB	8.00%	10/01/2042	2,500	2,841,150
Series 2012 A, Ref. RB	8.00%	10/01/2046	2,000	2,266,220
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	8.00%	11/15/2031	3,000	3,027,450
Series 2011 A, RB	8.13%	11/15/2041	11,200	11,232,144
Series 2011 A, RB	8.13%	11/15/2046	11,100	11,119,758
Atlantic Beach (City of), FL (Fleet Landing);
Series 2018 A, RB	5.00%	11/15/2043	1,100	1,230,735
Series 2018 A, RB	5.00%	11/15/2048	3,190	3,558,158
Series 2018 A, RB	5.00%	11/15/2053	5,235	5,825,037
Broward (County of), FL; Series 2017, RB (b)(m)	5.00%	10/01/2042	12,045	14,141,794
Buckeye Park Community Development District; Series 2008 A, RB (d)	7.88%	05/01/2038	4,900	2,107,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.);
Series 2015, Ref. RB (g)	6.00%	07/01/2045	$6,000	$6,546,720
Series 2015, Ref. RB (g)	6.00%	07/01/2050	5,265	5,730,057
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB	4.00%	07/01/2038	2,750	2,812,700
Series 2018 A-1, RB	4.00%	07/01/2043	1,000	1,017,770
Series 2018 A-1, RB	4.13%	07/01/2053	2,000	2,039,920
Series 2018 B, RB	5.00%	07/01/2043	500	527,325
Series 2018 B, RB	5.00%	07/01/2053	1,100	1,149,907
Capital Trust Agency (Miami Community Charter School); Series 2010 A, RB	7.00%	10/15/2040	1,500	1,546,155
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB (g)	5.00%	07/01/2037	1,000	1,066,970
Series 2017, Ref. RB (g)	5.00%	07/01/2046	600	631,308
Capital Trust Agency (Tallahassee Tapestry);
Series 2015, RB (g)	6.75%	12/01/2035	5,405	5,576,393
Series 2015, RB (g)	7.00%	12/01/2045	2,000	2,066,120
Series 2015, RB (g)	7.13%	12/01/2050	2,000	2,066,400
Capital Trust Agency (University Bridge LLC Student Housing); Series A, RB (g)	5.25%	12/01/2043	11,000	11,399,300
Capital Trust Agency (University Bridge LLC); Series 2018 A, RB (g)	4.00%	12/01/2028	4,110	4,065,201
Capital Trust Agency Inc. (University Bridge, LLC Student Housing); Series 2018 A, RB (g)	5.25%	12/01/2058	9,000	9,188,820
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB (g)	5.00%	10/01/2049	2,420	2,531,441
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (g)	8.13%	05/15/2044	5,560	5,545,044
Series 2014 A, RB (g)	8.25%	05/15/2049	44,570	44,463,032
Series 2015 A, RB (g)	5.50%	05/15/2025	345	339,311
Series 2015 A, RB (g)	6.25%	05/15/2035	875	845,845
Series 2015 A, RB (g)	6.50%	05/15/2049	3,000	2,875,530
East Homestead Community Development District; Series 2013, RB	5.63%	11/01/2043	2,000	2,081,680
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, RB (c)(k)	7.25%	10/01/2021	14,000	15,801,240
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB (g)(h)	0.00%	05/15/2037	2,235	843,386
Series 2017, Ref. RB (g)	6.38%	05/15/2037	2,705	2,520,546
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB (g)	6.00%	06/15/2032	4,250	4,386,128
Series 2012 A, RB (g)	6.13%	06/15/2043	4,250	4,351,618
Series 2015, RB (g)	6.13%	06/15/2046	14,035	14,998,502
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	2,525	2,532,676
Series 2012, RB	7.00%	10/01/2026	90	97,241
Series 2012, RB	7.25%	10/01/2041	595	643,260
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB (c)(g)(m)	6.38%	01/01/2026	30,000	30,196,800
Series 2019 A, Ref. RB (c)(g)(m)	6.50%	01/01/2029	65,000	65,426,401
Gramercy Farms Community Development District;
Series 2007 A-1, RB (d)	5.25%	05/01/2039	1,335	13
Series 2007 A-2, RB (d)	5.25%	05/01/2039	1,700	17
Series 2011, Ref. RB (e)	6.75%	05/01/2039	22,835	10,960,800
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	6.25%	04/01/2049	13,785	15,291,838
Hillsborough (County of), FL Industrial Development Authority (Health Facilities); Series 2008 B, IDR (c)(k)	8.00%	08/15/2019	1,000	1,022,720
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	1,070	1,070,535
Lake (County of), FL (Lakeside at Waterman Village);
Series 2018 A, RB (g)	10.00%	10/31/2023	2,500	2,500,700
Series 2018 A, RB (g)	12.00%	10/31/2023	1,000	1,000,050
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB (g)	5.50%	07/15/2048	2,250	2,343,960
Series 2018 A, RB (g)	5.75%	07/15/2053	2,030	2,132,657
Lakeland (City of), FL (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. RB	6.38%	01/01/2043	2,250	2,252,453
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB	5.25%	10/01/2032	$4,500	$4,763,790
Series 2012, Ref. RB	5.75%	10/01/2042	10,100	10,783,972
Series 2012, Ref. RB	6.50%	10/01/2047	10,000	10,989,400
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/2032	1,880	1,900,304
Series 2012, IDR	5.75%	06/15/2042	3,210	3,239,179
Miami-Dade (County of), FL;
Series 2009, RB (h)	0.00%	10/01/2035	12,000	7,183,560
Series 2009, RB (h)	0.00%	10/01/2042	42,215	18,727,840
Series 2019 A, RB (m)	5.00%	10/01/2049	18,000	21,417,120
Miami-Dade (County of), FL (Building Better Communities Program);
Series 2016 A, Ref. GO Bonds (b)	5.00%	07/01/2037	15,605	18,345,238
Series 2016 A, Ref. GO Bonds (b)	5.00%	07/01/2038	15,985	18,752,323
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (b)	5.00%	04/01/2053	13,500	15,718,320
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (c)(k)	6.00%	08/01/2020	365	383,436
Series 2010, Ref. RB (c)(k)	6.13%	08/01/2020	185	194,609
Series 2010, Ref. RB	6.00%	08/01/2030	135	141,337
Series 2010, Ref. RB	6.13%	08/01/2042	65	68,029
Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,290	1,291,406
Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,326,607
Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,373
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,358
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,373
Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,527
Orlando (City of), FL; Series 2014 A, RB (b)	5.00%	11/01/2039	20,305	23,687,001
Overoaks Community Development District; Series 2010 A-2, RB (e)	6.13%	05/01/2035	350	353,913
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	3,111,955
Pine Ridge Plantation Community Development District; Series 2006 A, RB	5.40%	05/01/2037	1,324	1,212,720
Pinellas (County of), FL Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB	6.13%	09/15/2021	300	309,321
Series 2011 A, RB	7.13%	09/15/2041	3,250	3,408,925
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2049	2,350	2,603,565
Series 2019, Ref. IDR	5.00%	01/01/2055	2,520	2,783,743
Reunion East Community Development District;
Series 2002 A-2, RB (d)	7.38%	05/01/2033	145	1
Series 2005, RB (d)	5.80%	05/01/2036	1,716	17
Series 2015-1, RB	6.60%	05/01/2033	145	146,839
Series 2015-2, RB	6.60%	05/01/2036	2,015	2,040,550
Seminole (County of), FL Industrial Development Authority (Legacy Pointe at UCF);
Series 2016 A, RB (g)	10.00%	12/28/2021	5,350	6,685,200
Series 2018 A, RB (g)	10.50%	12/28/2021	1,400	1,399,762
St. Johns (County of), FL Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB (c)(k)	6.00%	08/01/2020	4,000	4,204,400
St. Petersburg (City of), FL Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB (c)(k)	6.25%	11/15/2019	150	153,162
Series 2009 A, Ref. RB (c)(k)	6.50%	11/15/2019	1,000	1,022,370
Sterling Hill Community Development District; Series 2003 A, RB (o)	4.34%	05/01/2035	1,374	879,793
Stonegate Community Development District; Series 2008, RB	8.13%	05/01/2039	4,230	4,334,650
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,000	4,437,720
Tampa Bay Water; Series 2001 A, RB (INS -NATL)(b)(f)	6.00%	10/01/2029	13,440	18,566,554
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Treeline Preserve Community Development District; Series 2007 A, RB (d)	6.80%	05/01/2039	$ 4,895	$ 2,692,250
				589,764,126
Georgia–0.93%
Americus (City of) & Sumter (County of), GA Hospital Authority (Magnolia Manor Obligated Group);
Series 2013 A, Ref. RB	6.25%	05/15/2033		3,950	4,300,009
Series 2013 A, Ref. RB	6.38%	05/15/2043		8,000	8,705,440
Atlanta (City of), GA; Series 2015, Ref. RB (b)	5.00%	11/01/2040		37,555	43,573,940
Clayton (County of), GA Development Authority (Delta Air Lines, Inc.); Series 2009 A, RB	8.75%	06/01/2029		4,500	4,807,080
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC (c)(k)	6.00%	09/01/2020		2,200	2,316,226
Series 2010, RAC (c)(k)	6.13%	09/01/2020		5,510	5,809,524
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2038		3,745	4,804,423
Series 2019 B, RB (c)	4.00%	12/02/2024		10,000	11,086,300
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB (g)	5.00%	11/01/2047		8,480	9,308,666
					94,711,608
Hawaii–0.07%
Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, RB (c)(k)	8.75%	11/15/2019		735	758,549
Series 2009 A, RB (c)(k)	9.00%	11/15/2019		6,530	6,745,229
					7,503,778
Idaho–0.28%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (d)(l)(m)	7.50%	11/01/2024		7,640	0
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014 A, RB	8.00%	10/01/2044		10,440	11,793,650
Series 2014 A, RB	8.13%	10/01/2049		9,000	10,196,370
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2010 A, RB	6.25%	07/01/2040		1,000	1,022,980
Series 2010 A, RB	6.25%	07/01/2045		1,000	1,021,920
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, RB	6.00%	06/01/2038		750	751,320
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2028		39	42,974
Series 2014 A, Ref. RB	6.75%	07/01/2036		526	575,500
Series 2014 A, Ref. RB	6.75%	07/01/2048		1,061	1,149,005
Series 2014 B, Ref. RB (g)(h)	0.00%	07/01/2049		9,112	1,594,714
					28,148,433
Illinois–10.65%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB (k)	5.60%	01/01/2023		3,580	3,583,473
Bolingbrook (Village of), IL;
Series 2005, RB (e)	6.25%	01/01/2024		3,745	3,694,443
Series 2005, RB	6.00%	01/01/2026		4,500	4,352,895
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.25%	03/01/2041		4,000	4,126,960
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB (g)	6.25%	09/01/2045		4,000	4,415,800
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034		3,145	3,475,225
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032		2,150	2,386,027
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033		3,000	3,322,560
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034		2,160	2,386,800
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037		6,075	6,671,565
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035		2,500	2,756,750
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2035		10,640	11,732,728
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035		375	413,513
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042		400	436,100
Series 2011, COP	7.13%	05/01/2021		656	655,765
Series 2011, COP	7.13%	05/01/2025		18,885	18,885,944
Series 2012 A, GO Bonds	5.00%	01/01/2033		3,500	3,630,025
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Series 2014 A, Ref. GO Bonds	5.25%	01/01/2033	$3,250	$3,507,368
Series 2014, RB (b)	5.00%	01/01/2044	16,755	18,120,533
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,906,200
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,205,400
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	64,150	74,533,961
Series 2019 A, GO Bonds	5.50%	01/01/2049	12,785	14,526,445
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/2026	2,304	1,717,003
Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.63%	12/01/2022	1,899	1,903,102
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB (b)(m)	5.00%	01/01/2047	27,500	31,383,000
Series 2017 D, RB (b)(m)	5.00%	01/01/2052	9,960	11,304,002
Chicago (City of), IL Board of Education;
Series 2011 A, GO Bonds	5.00%	12/01/2041	23,015	23,767,590
Series 2012 A, GO Bonds	5.00%	12/01/2042	19,420	20,251,759
Series 2017 H, GO Bonds	5.00%	12/01/2046	3,000	3,257,400
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	27,000	28,565,840
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2015 A, GO Bonds (b)	5.00%	12/01/2044	31,000	34,609,330
Series 2016 C, GO Bonds (b)	5.00%	12/01/2045	19,750	22,589,655
Chicago (City of), IL Transit Authority; Series 2014, RB (b)	5.25%	12/01/2049	27,000	30,135,240
Cook (County of), IL; Series 2018, RB (b)	5.25%	11/15/2036	7,750	9,293,335
Cook (County of), IL (Navistar International Corp.); Series 2010, RB	6.75%	10/15/2040	7,250	7,541,740
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.63%	12/01/2031	1,530	1,535,447
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	1,379	1,379,493
Gilberts Special Service Area No. 25 (The Conservancy); Series 2018 A, RB (e)	6.00%	03/01/2048	13,121	12,065,284
Illinois (State of);
Series 2013, GO Bonds	5.50%	07/01/2027	5,105	5,656,646
Series 2013, GO Bonds	5.25%	07/01/2030	4,965	5,399,735
Series 2013, GO Bonds	5.50%	07/01/2033	10,520	11,534,338
Series 2016, GO Bonds	5.00%	11/01/2028	10,700	12,142,039
Series 2016, Ref. GO Bonds	5.00%	02/01/2025	35,550	39,918,384
Series 2016, Ref. GO Bonds	5.00%	02/01/2027	7,145	8,188,742
Series 2016, Ref. GO Bonds	5.00%	02/01/2029	11,000	12,510,960
Series 2017 A, GO Bonds	5.00%	12/01/2034	5,125	5,733,081
Series 2017 D, GO Bonds (b)(n)	5.00%	11/01/2023	33,000	36,606,900
Series 2017 D, GO Bonds	5.00%	11/01/2026	10,500	12,035,835
Series 2018 A, GO Bonds	6.00%	05/01/2028	6,000	7,348,800
Illinois (State of) Finance Authority (Clare Oaks);
Series 2012 A-1, RB (d)	7.00%	11/15/2027	2,200	2,200,550
Series 2012 A-2, RB (d)	7.00%	11/15/2027	2,140	2,139,807
Series 2012 B, Ref. RB (d)	6.00%	11/15/2052	9,584	7,655,024
Series 2012 C-1, Ref. RB (d)(h)	0.00%	11/15/2052	3,902	124,472
Series 2012 C-2, Ref. RB (d)(e)	6.00%	11/15/2052	780	234,741
Series 2012 C-3, Ref. RB (d)(e)	4.00%	11/15/2052	780	137,481
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, RB	6.88%	10/01/2043	7,000	7,458,010
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2010, RB (c)(k)	7.13%	02/15/2020	1,710	1,776,297
Series 2010, RB (c)(k)	7.25%	02/15/2020	8,900	9,252,707
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB (g)	6.00%	12/01/2045	3,715	3,891,537
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	6.00%	08/15/2026	3,255	3,257,734
Series 2006 A, RB	5.70%	08/15/2028	500	500,255
Series 2006 A, RB	6.00%	08/15/2039	10,460	10,464,602
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.63%	05/15/2042	10,700	11,052,351
Series 2012, Ref. RB	5.75%	05/15/2046	3,000	3,104,850
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB	5.25%	05/15/2037	$6,795	$7,344,172
Series 2017, Ref. RB	5.25%	05/15/2048	11,770	12,507,508
Illinois (State of) Finance Authority (Navistar International); Series 2010, RB	6.75%	10/15/2040	9,000	9,391,860
Illinois (State of) Finance Authority (Norwegian American Hospital, Inc.);
Series 2008, RB	7.63%	09/15/2028	3,100	3,172,478
Series 2008, RB	7.75%	09/15/2038	8,140	8,713,056
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB	6.20%	05/15/2030	176	166,572
Series 2016 A, RB	6.24%	05/15/2038	10,797	9,955,064
Series 2016 A, RB	6.33%	05/15/2048	22,504	20,740,362
Series 2016 A, RB	6.44%	05/15/2055	23,587	21,628,565
Series 2016 B, RB	5.63%	05/15/2020	5,665	5,440,995
Series 2016, RB	2.00%	05/15/2055	7,144	355,843
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	12,210	12,971,293
Illinois (State of) Finance Authority (Plymouth Place);
Series 2013, Ref. RB	6.00%	05/15/2043	10,600	11,461,780
Series 2015, Ref. RB	5.25%	05/15/2050	6,660	7,024,502
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB (c)(k)	7.75%	08/15/2019	12,800	12,956,416
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	820,125
Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,626,855
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	9,170	9,173,393
Illinois (State of) Finance Authority (Rush University Medical Center);
Series 2015 A, Ref. RB	5.00%	11/15/2038	5,000	5,557,150
Series 2015 B, Ref. RB	5.00%	11/15/2039	3,700	4,103,300
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2009, RB (c)(k)	6.88%	08/15/2019	21,875	22,106,656
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.00%	08/15/2032	500	570,050
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.25%	02/15/2037	1,185	1,277,833
Series 2017, Ref. RB	5.25%	02/15/2047	2,870	3,081,978
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. RB	6.88%	10/01/2031	2,895	3,114,528
Series 2011, Ref. RB	7.13%	10/01/2041	1,000	1,072,320
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	27,000	29,903,850
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	9,925	11,053,274
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	11,970,197
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB (g)	5.45%	01/01/2046	2,500	2,398,350
Series 2016 A, RB (g)	5.60%	01/01/2056	2,700	2,610,306
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS -NATL)(f)(h)	0.00%	12/15/2038	29,950	14,479,028
Series 2010 B-2, Ref. RB	5.00%	06/15/2050	1,000	1,015,660
Series 2010 B-2, Ref. RB	5.25%	06/15/2050	8,015	8,160,633
Series 2010, RB (c)(k)	5.50%	06/15/2020	4,300	4,476,128
Series 2010, RB	5.50%	06/15/2050	44,020	44,930,334
Series 2012 A, RB	5.00%	06/15/2042	2,000	2,094,200
Series 2012 B, RB (h)	0.00%	12/15/2051	13,165	3,367,870
Series 2012, RB (h)	0.00%	12/15/2050	35,755	9,657,426
Series 2015, RB (h)	0.00%	12/15/2052	26,000	6,254,300
Series 2017 B, Ref. RB (e)	4.95%	12/15/2047	3,000	1,882,380
Series 2017 B, Ref. RB (h)	0.00%	12/15/2054	20,000	4,426,600
Long Grove (Village of), IL (Sunset Grove); Series 2010, RB	7.50%	01/01/2030	2,880	2,933,453
Malta (Village of), IL (Prairie Springs); Series 2006, RB (o)	5.75%	12/30/2025	1,800	576,000
Pingree Grove (Village of), IL (Cambridge Lakes Learning Center); Series 2011, RB (c)(k)	8.50%	06/01/2021	3,290	3,735,334
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB (d)	5.80%	03/01/2037	5,615	617,650
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Railsplitter Tobacco Settlement Authority; Series 2010, RB (c)(k)	6.00%	06/01/2021	$ 17,050	$ 18,553,469
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2048	15,000	17,397,600
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, RB	5.50%	12/01/2026	800	774,272
Series 2006, RB	5.85%	12/01/2036	3,000	2,795,010
St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	1,075	1,074,506
United City of Yorkville (City of), IL Special Service Area No. 2004-107 (Raintree Village II); Series 2005, RB (d)	6.25%	03/01/2035	5,408	2,433,600
United City of Yorkville (City of), IL Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	3,415	3,415,410
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/2030	2,000	2,053,140
Series 2010, RB	7.25%	11/15/2040	3,300	3,394,875
Series 2010, RB	7.38%	11/15/2045	1,700	1,750,830
Series 2012, RB	6.00%	05/15/2042	5,975	6,610,979
				1,079,482,896
Indiana–1.44%
Allen (County of), IN Economic Development (StoryPoint Fort Wayne);
Series 2017, RB (g)	6.63%	01/15/2034		1,625	1,764,701
Series 2017, RB (g)	6.75%	01/15/2043		1,625	1,765,628
Series 2017, RB (g)	6.88%	01/15/2052		1,850	2,005,160
Carmel (City of), IN (Barrington Carmel);
Series 2012 A, RB	7.00%	11/15/2027		1,050	735,000
Series 2012 A, RB	7.00%	11/15/2032		2,980	2,086,000
Series 2012 A, RB	7.13%	11/15/2042		12,200	8,540,000
Series 2012 A, RB	7.13%	11/15/2047		9,940	6,958,000
Chestertown (Town of), IN (Storypoint Chesterton); Series 2016 A-1, RB (g)	6.38%	01/15/2051		3,000	3,161,280
Crown Point (City of), IN (Wittenberg Village);
Series 2009 A, RB	8.00%	11/15/2029		3,100	3,145,508
Series 2009 A, RB	8.00%	11/15/2039		9,250	9,370,527
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2046		5,785	6,397,169
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB (b)	5.00%	12/01/2040		15,750	17,916,570
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB (g)	5.90%	07/01/2038		1,000	1,035,490
Series 2018 A, Ref. RB (g)	6.00%	07/01/2048		2,750	2,849,742
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, RB (m)	5.25%	01/01/2051		36,690	40,135,191
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, RB	5.00%	06/01/2039		7,145	7,340,487
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB	6.90%	12/01/2033		5,500	5,625,620
Valparaiso (City of), IN (Pratt Paper, LLC);
Series 2013, RB (m)	6.75%	01/01/2034		10,785	12,548,779
Series 2013, RB (m)	7.00%	01/01/2044		11,000	12,895,190
					146,276,042
Iowa–2.80%
Ames (City of), IA (Mary Greeley Medical Center); Series 2011, RB (c)(k)	5.25%	06/15/2020		1,250	1,297,363
Cass (County of), IA (Cass County Memorial Hospital); Series 2010 A, RB (p)	7.25%	06/01/2035		5,755	5,755,000
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025		48,890	53,180,097
Series 2013, RB (g)	5.88%	12/01/2026		2,420	2,543,638
Series 2013, RB (g)	5.88%	12/01/2027		10,330	10,857,140
Series 2013, Ref. RB (c)	5.25%	12/01/2037		15,260	16,487,667
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2048		4,500	4,937,850
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB (e)	5.60%	06/01/2034		31,350	31,350,314
Series 2005 C, RB	5.50%	06/01/2042		28,435	28,434,431
Series 2005 C, RB	5.63%	06/01/2046		33,390	33,388,998
Series 2005 D, RB (h)	0.00%	06/01/2046		181,600	31,146,216
Series 2005 E, RB (h)	0.00%	06/01/2046		225,990	26,571,904
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
PEFA, Inc.; Series 2019, RB (c)	5.00%	09/01/2026	$ 32,000	$ 37,578,880
				283,529,498
Kansas–0.41%
Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, RB (c)(k)	5.75%	11/15/2019	1,900	1,936,243
Olathe (City of), KS (West Village Center);
Series 2007, RB	5.45%	09/01/2022	2,460	2,435,351
Series 2007, RB	5.50%	09/01/2026	2,835	2,742,154
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB (o)	5.75%	12/01/2025	445	235,850
Series 2006 A, RB	5.88%	12/01/2025	835	442,550
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB (o)	5.88%	12/01/2025	1,000	750,000
Wichita (City of), KS (Larksfield Place);
Series 2013 III, Ref. RB	7.13%	12/15/2036	1,000	1,068,900
Series 2013 III, Ref. RB	7.38%	12/15/2043	5,000	5,379,600
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	5,000	5,393,550
Series 2013 IV-A, RB	6.50%	05/15/2048	12,500	13,540,125
Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,952,250
Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,895,750
Wyandotte (County of), KS Unified Government (Legends Apartments Garage & West Lawn); Series 2018, RB	4.50%	06/01/2040	2,205	2,270,003
				41,042,326
Kentucky–1.11%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	13,245	14,781,420
Series 2016, Ref. RB	5.50%	02/01/2044	12,020	13,355,662
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	7,855	8,864,760
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.);
Series 2011, RB (c)(k)	7.00%	05/15/2021	2,500	2,760,825
Series 2011, RB (c)(k)	7.25%	05/15/2021	3,050	3,382,786
Series 2011, RB (c)(k)	7.38%	05/15/2021	1,000	1,111,500
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,686,480
Kentucky (Commonwealth of) Economic Development Finance Authority (Norton Healthcare, Inc.);
Series 2000 B, RB (INS -NATL)(f)(h)	0.00%	10/01/2026	13,930	11,540,587
Series 2000 B, RB (INS -NATL)(f)(h)	0.00%	10/01/2027	12,955	10,401,440
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2041	4,000	4,423,120
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, RB (c)(k)	6.50%	06/01/2020	8,000	8,393,040
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.75%	11/15/2045	2,350	2,501,927
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	4,937,323
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB (e)	6.60%	07/01/2039	10,000	10,360,400
Series 2013 C, RB (e)	6.75%	07/01/2043	5,000	5,181,500
Series 2013 C, RB (e)	6.88%	07/01/2046	7,000	7,268,030
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Bellarmie University, Inc.); Series 2009, RB (c)(k)	6.13%	11/01/2019	1,820	1,854,471
				112,805,271
Louisiana–0.98%
East Baton Rouge (Parish of), LA Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB (i)	1.60%	08/01/2035	1,980	1,980,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	$2,250	$2,515,658
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,568,679
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	10,004,977
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron Parish, Louisiana Gomesa); Series 2018, RB (g)	5.65%	11/01/2037	4,295	4,778,273
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha); Series 2018, Ref. RB (g)	5.38%	11/01/2038	665	714,217
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne Parish Gomesa Project); Series A, RB (g)	5.50%	11/01/2039	3,000	3,205,680
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2009 A, RB	6.50%	08/01/2029	3,560	3,757,972
Series 2010 A-1, RB	6.50%	11/01/2035	9,245	9,822,165
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Womans Foundation); Series 2017 A, Ref. RB	5.00%	10/01/2044	4,765	5,468,790
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (Vermilion (Parish of), LA Gomesa); Series 2019, RB (g)	4.63%	11/01/2038	2,080	2,114,861
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/2041	3,000	3,156,720
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. RB (g)	6.38%	12/01/2034	26,250	27,171,375
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB (b)(m)	5.00%	01/01/2048	17,750	20,157,788
				99,417,155
Maine–0.45%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041		5,000	5,517,600
Series 2016 A, RB	5.00%	07/01/2046		3,705	4,086,689
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043		16,300	17,417,528
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	7.50%	07/01/2032		2,500	2,768,400
Series 2011, RB	6.75%	07/01/2036		3,425	3,718,933
Series 2011, RB	6.75%	07/01/2041		11,505	12,452,322
					45,961,472
Maryland–0.62%
Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044		2,145	2,197,724
Brunswick (City of), MD (Brunswick Crossing); Series 2006, RB	5.50%	07/01/2036		18,599	18,614,437
Frederick (County of), MD (Jefferson Technology Park);
Series 2013 A, RB	7.25%	07/01/2043		3,605	3,809,440
Series 2013 B, RB (g)	7.13%	07/01/2043		5,270	5,333,398
Frederick (County of), MD (Urbana Community Development Authority); Series 2010 B, RB	5.50%	07/01/2040		8,151	8,384,934
Harford (County of), MD; Series 2011, RB	7.50%	07/01/2040		6,000	6,144,720
Howard (County of), MD (Annapolis Junction Town Center);
Series 2014, RB	5.80%	02/15/2034		720	742,270
Series 2014, RB	6.10%	02/15/2044		1,420	1,470,140
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046		2,710	2,818,319
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036		1,500	1,645,065
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC - Td Bank N.A.)(i)(j)	1.45%	06/05/2019		1,935	1,935,000
Prince George’s (County of), MD (Westphalia Town Center);
Series 2018, RB (g)	5.13%	07/01/2039		1,300	1,387,542
Series 2018, RB (g)	5.25%	07/01/2048		2,100	2,238,789
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 A-1, Ref. RB	5.00%	11/01/2037	$1,250	$1,362,937
Series 2017 B, RB	5.00%	11/01/2042	2,000	2,163,160
Series 2017 B, RB	5.00%	11/01/2047	2,250	2,426,625
				62,674,500
Massachusetts–1.40%
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS -AMBAC)(b)(f)	5.50%	08/01/2030		32,040	43,100,208
Series 2019 C, GO Bonds	5.00%	05/01/2041		20,000	24,479,800
Massachusetts (Commonwealth of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, RB	6.75%	10/01/2028		3,250	3,253,088
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2047		2,700	2,957,445
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/2032		5,015	7,054,601
Massachusetts (Commonwealth of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB (c)(k)	6.85%	10/15/2019		745	759,773
Series 2009 A, RB (c)(k)	6.90%	10/15/2019		895	912,909
Series 2009 A, RB (c)(k)	8.00%	10/15/2019		5,850	5,988,820
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB (c)(k)	6.75%	01/01/2021		1,000	1,080,750
Series 2011 I, RB (c)(k)	6.88%	01/01/2021		4,610	4,991,155
Massachusetts (Commonwealth of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030		2,085	2,086,960
University of Massachusetts Building Authority; Series 2017 1, RB (b)	5.25%	11/01/2047		36,580	44,809,768
					141,475,277
Michigan–1.46%
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035		2,740	2,772,524
Series 2015, Ref. RB	5.75%	10/01/2045		3,500	3,555,720
Dearborn Economic Development Corp. (Henry Ford Village, Inc. Project); Series 2017, RB (g)	7.50%	11/15/2044		4,965	4,854,579
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. RB	7.00%	11/15/2028		5,500	5,403,145
Series 2008, Ref. RB	7.13%	11/15/2043		7,700	7,328,860
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB	5.00%	07/01/2032		12,725	13,806,625
Detroit Community High School;
Series 2005, RB	5.65%	11/01/2025		835	721,039
Series 2005, RB	5.75%	11/01/2030		1,000	789,170
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030		1,590	1,411,220
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. RB	5.63%	11/15/2032		3,500	3,772,650
Series 2012, Ref. RB	5.63%	11/15/2041		4,160	4,416,215
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-2, Ref. RB (m)	5.00%	07/01/2044		5,120	5,504,307
Series 2014 D-4, Ref. RB	5.00%	07/01/2031		7,000	7,996,870
Series 2014 D-4, Ref. RB	5.00%	07/01/2032		4,000	4,559,960
Series 2014 D-4, Ref. RB	5.00%	07/01/2034		8,700	9,871,803
Michigan (State of) Finance Authority (Public School Academy - Cesar Chavez Academy); Series 2012, Ref. RB	5.75%	02/01/2033		4,750	4,816,215
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB (g)	5.00%	07/01/2036		1,970	2,075,395
Series 2016, RB (g)	5.00%	07/01/2046		1,000	1,042,280
Series 2016, RB (g)	5.00%	07/01/2051		2,000	2,078,380
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. RB (m)	7.50%	01/01/2021		1,070	1,065,388
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048		40,145	40,145,803
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047		6,735	7,001,773
Star International Academy; Series 2012, Ref. RB	5.00%	03/01/2033		3,100	3,188,195
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB (g)	5.00%	07/01/2036	$4,550	$4,793,425
Series 2016 A, Ref. RB (g)	5.00%	07/01/2046	2,000	2,084,560
Series 2016 A, Ref. RB (g)	5.00%	07/01/2051	2,795	2,904,536
				147,960,637
Minnesota–1.73%
Anoka (City of), MN (The Homestead at Anoka, Inc.);
Series 2011 A, RB (c)(k)	7.00%	11/01/2019		4,070	4,200,281
Series 2017, Ref. RB	5.00%	11/01/2046		1,500	1,587,480
Series 2017, Ref. RB	5.50%	11/01/2046		3,700	4,062,711
Anoka (County of), MN Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/2030		500	511,215
Series 2010 A, RB	6.88%	05/01/2040		1,000	1,020,940
Apple Valley (City of), MN (Ecumen-Seasons at Apple Valley); Series 2010, RB (c)(k)	6.75%	03/01/2020		2,500	2,595,800
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.00%	07/01/2037		375	379,384
Bloomington (City of), MN Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, RB	8.00%	12/01/2025		1,625	1,693,217
Series 2010, RB	9.00%	12/01/2035		10,420	11,219,006
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035		665	699,261
Series 2015, RB	5.50%	07/01/2040		2,250	2,347,695
Series 2015, RB	5.75%	07/01/2046		2,800	2,946,104
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB	5.70%	04/01/2036		2,000	1,999,960
Deephaven (City of), MN (Seven Hills Preparatory Academy); Series 2017, RB	5.00%	10/01/2049		1,200	1,225,212
Minneapolis (City of), MN (Riverton Community Housing);
Series 2014, Ref. RB	5.50%	08/01/2049		6,500	6,949,995
Series 2018, RB (g)	4.75%	08/01/2043		600	627,744
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(i)(j)	1.55%	06/05/2019		7,715	7,715,000
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2019, RB	5.00%	10/01/2040		1,000	1,214,120
Series 2019, RB	4.00%	10/01/2041		150	167,048
Series 2019, RB	4.00%	10/01/2044		1,500	1,657,170
Oak Park Heights (City of), MN (Oakgreen Commons);
Series 2010, RB (c)(k)	6.75%	08/01/2020		1,500	1,589,340
Series 2010, RB (c)(k)	7.00%	08/01/2020		3,000	3,185,820
Perham (City of), MN Hospital District (Perham Memorial Hospital & Home); Series 2010, RB (c)(k)	6.35%	03/01/2020		2,000	2,071,680
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048		6,000	6,535,560
Rochester (City of), MN (Samaritan Bethany, Inc.);
Series 2009 A, Ref. RB (c)(k)	7.38%	12/01/2019		2,000	2,056,840
Series 2009 B, Ref. RB (c)(k)	7.38%	12/01/2019		1,555	1,599,193
Sartell (City of), MN (Country Manor Campus LLC); Series 2013, RB	5.38%	09/01/2043		5,000	5,425,800
St. Louis Park (City of), MN (Place Via Sol); Series 2018, Ref. RB (c)(g)	6.00%	07/01/2027		26,750	27,593,695
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042		500	545,865
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. RB	5.63%	03/01/2020		165	168,138
Series 2010, Ref. RB	6.50%	03/01/2029		885	897,045
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, RB	6.00%	10/01/2035		2,695	2,820,048
Series 2015, RB	6.25%	10/01/2045		4,275	4,467,118
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project);
Series 2018, RB	5.00%	12/01/2043		4,170	4,368,992
Series 2018, RB	5.13%	12/01/2049		7,560	7,933,615
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2012 A, RB	5.50%	09/01/2043		5,000	5,127,400
Series 2016, Ref. RB	5.75%	09/01/2046		1,000	1,096,500
Series 2016, Ref. RB	6.00%	09/01/2051		3,550	3,935,814
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043		5,000	5,000,300
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, RB (c)(k)	6.63%	09/01/2021	$1,500	$1,667,040
Series 2011 A, RB	6.38%	09/01/2031	1,000	1,078,910
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	1,197,976
Series 2018, Ref. RB	5.00%	10/01/2043	1,000	1,037,690
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,515,120
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, RB	5.50%	12/01/2038	3,355	3,532,345
Series 2018 A, RB	5.88%	12/01/2048	4,500	4,744,215
Series 2018 A, RB	6.50%	12/01/2053	4,315	4,542,746
Series 2018 B, RB	6.75%	12/01/2025	595	604,252
Wayzata (City of), MN (Folkestone Senior Living Community);
Series 2012 A, RB	5.75%	11/01/2039	3,000	3,065,400
Series 2012 A, RB	6.00%	05/01/2047	7,500	7,664,400
West St. Paul (City of), MN (Walker Thompson Hill, LLC); Series 2011A, RB (c)(k)	7.00%	09/01/2019	1,530	1,549,783
West St. Paul (City of), MN (Walker Westwood Ridge Campus);
Series 2017, Ref. RB	5.00%	11/01/2037	400	427,060
Series 2017, Ref. RB	5.00%	11/01/2049	1,275	1,341,249
Series 2017, Ref. RB	4.75%	11/01/2052	375	388,601
				175,594,893
Mississippi–0.03%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 I, VRD IDR (i)	1.55%	11/01/2035		715	715,000
Mississippi Development Bank (Hancock County Gomesa); Series 2019, RB (g)	4.55%	11/01/2039		2,250	2,273,963
					2,988,963
Missouri–1.57%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB (d)	7.20%	05/01/2049		5,250	1,890,000
Series 2002, RB (d)	7.00%	12/31/2049		1,750	630,000
Arnold Retail Corridor Transportation Development District; Series 2010, RB	6.65%	05/01/2038		2,000	2,005,700
Ballwin (City of), MO (Ballwin Town Center); Series 2002 A, RB	6.50%	10/01/2022		3,065	1,858,861
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, RB	5.50%	04/01/2022		3,170	1,268,000
Series 2007 A, RB	5.50%	04/01/2027		6,055	2,422,000
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.50%	04/01/2021		450	402,975
Dardenne Town Square Transportation Development District; Series 2006 A, RB (o)	5.00%	05/01/2036		3,190	1,642,850
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB (o)	5.75%	12/01/2028		1,250	187,500
Grundy (County of), MO Industrial Development Authority (Wright Memorial Hospital);
Series 2009, RB	6.45%	09/01/2029		1,000	1,007,500
Series 2009, RB	6.75%	09/01/2034		1,250	1,259,950
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB (g)	5.25%	12/01/2048		5,415	5,584,002
Series 2019 B, RB (g)	7.75%	12/15/2048		3,853	3,959,266
Kansas City (City of), MO Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, RB (m)	5.25%	10/15/2038		2,050	1,864,250
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB (m)	6.45%	05/01/2040		1,922	1,924,652
Kansas City (City of), MO Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, RB (m)	7.55%	06/15/2022		375	375,559
Series 2000 B, RB (m)	7.55%	06/15/2035		3,430	3,435,454
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB (g)	5.00%	02/01/2050		2,550	2,696,599
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2010 A, RB (c)(k)	8.00%	05/15/2020	$7,000	$7,418,670
Series 2010 A, RB (c)(k)	8.25%	05/15/2020	25,500	27,084,825
Series 2017 A, Ref. RB	5.25%	05/15/2050	9,000	9,797,580
Series 2017, Ref. RB	5.25%	05/15/2037	2,285	2,533,539
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB (g)	6.00%	06/01/2046	6,170	6,244,102
Manchester (City of), MO (Highway 141/Manchester Road);
Series 2010, Ref. RB	6.00%	11/01/2025	25	25,033
Series 2010, Ref. RB	6.88%	11/01/2039	1,500	1,505,970
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,350	1,349,109
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB (g)	4.25%	12/01/2042	5,415	5,537,000
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB (b)	5.00%	11/15/2041	6,210	6,682,954
Series 2011 B, RB (b)	5.00%	11/15/2037	10,500	11,307,555
St. Joseph (City of), MO Industrial Development Authority (Living Community of St. Joseph); Series 2002, RB	7.00%	08/15/2032	6,305	6,306,261
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.75%	11/15/2047	2,500	2,616,400
St. Louis (County of), MO Industrial Development Authority (Friendship Village Chesterfield); Series 2012, RB (c)(k)	5.00%	09/01/2022	3,000	3,325,920
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.13%	09/01/2048	6,500	7,244,315
Series 2018 A, RB	5.13%	09/01/2049	3,975	4,427,792
Series 2018 A, RB	5.25%	09/01/2053	17,000	19,013,820
St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	2,625	2,641,905
				159,477,868
Montana–0.04%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037		1,000	1,070,890
Series 2017, Ref. RB	5.25%	05/15/2052		2,320	2,462,170
					3,533,060
Nebraska–0.60%
Central Plains Energy Project (No. 3);
Series 2012, RB (k)(p)	5.00%	09/01/2042		21,715	23,556,866
Series 2017 A, Ref. RB	5.00%	09/01/2042		20,000	26,125,600
Gage (County of), NE Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, RB (c)(k)	6.50%	06/01/2020		5,000	5,240,600
Series 2010 B, RB (c)(k)	6.75%	06/01/2020		6,000	6,303,420
					61,226,486
Nevada–0.58%
Clark (County of), NV (Homestead Boulder City); Series 1997, RB	6.50%	12/01/2027		3,305	3,307,181
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds (b)	5.00%	05/01/2048		16,650	19,789,524
Director of the State of Nevada Department of Business & Industry (Somerset Academy);
Series 2018 A, RB (g)	5.00%	12/15/2038		1,000	1,065,240
Series 2018 A, RB (g)	5.00%	12/15/2048		3,000	3,156,780
Las Vegas (City of), NV; Series 2016, RB (g)	4.38%	06/15/2035		4,000	3,832,080
Las Vegas (City of), NV Redevelopment Agency; Series 2009 A, RB (c)(k)	8.00%	06/15/2019		10,300	10,320,188
Las Vegas (City of), NV Valley Water District; Series 2016 A, Ref. GO Bonds (b)	5.00%	06/01/2046		9,665	11,232,566
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC); Series 2017, RB (g)(m)	6.25%	12/15/2037		1,000	1,102,710
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB (g)(h)	0.00%	07/01/2058		27,000	3,518,100
Series 2018 D, Ref. RB (g)(h)	0.00%	07/01/2058		13,000	1,106,690
					58,431,059
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–0.19%
National Finance Authority (Convanta); Series 2018 C, Ref. RB (g)(m)	4.88%	11/01/2042		$ 7,500	$ 7,724,400
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, RB (c)(k)	6.88%	10/01/2019		8,470	8,617,886
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/2031		620	660,995
Series 2011 A, RB	6.88%	07/01/2041		2,125	2,260,235
					19,263,516
New Jersey–4.83%
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.25%	06/15/2027		10,000	11,500,200
Series 2017 B, Ref. RB	5.00%	11/01/2024		27,780	31,749,484
Series 2017 B, Ref. RB	5.00%	11/01/2026		23,695	27,730,969
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB (m)	5.25%	09/15/2029		26,770	29,358,927
Series 2000 B, RB (m)	5.63%	11/15/2030		20,000	22,957,600
Series 2003, RB (m)	5.50%	06/01/2033		16,480	18,387,560
Series 2012, RB (m)	5.75%	09/15/2027		34,325	38,042,054
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032		1,800	1,834,200
Series 2012 A, RB	6.10%	07/01/2044		3,950	4,012,647
Series 2012 C, RB	5.00%	07/01/2032		1,370	1,316,543
Series 2012 C, RB	5.30%	07/01/2044		4,500	4,301,595
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB (m)	5.00%	10/01/2047		8,730	9,647,523
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (m)	5.38%	01/01/2043		23,610	26,429,270
Series 2013, RB (m)	5.63%	01/01/2052		22,695	25,491,932
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS -NATL)(f)(h)	0.00%	12/15/2031		46,780	31,527,849
Series 2008 A, RB (h)	0.00%	12/15/2035		13,000	7,341,750
Series 2009 A, RB (h)	0.00%	12/15/2038		63,105	31,218,043
Series 2010 A, RB (h)	0.00%	12/15/2029		2,110	1,523,779
Series 2010 A, RB (h)	0.00%	12/15/2030		8,620	5,977,280
Series 2010 A, RB (h)	0.00%	12/15/2031		10,965	7,299,401
Series 2010 A, RB (h)	0.00%	12/15/2036		45,555	24,576,011
Series 2011 A, RB	5.50%	06/15/2041		12,600	13,324,878
Series 2011 B, RB	5.00%	06/15/2042		9,225	9,637,265
Series 2012 AA, RB	5.00%	06/15/2038		10,000	10,643,900
Series 2013 AA, RB	5.00%	06/15/2044		3,645	3,911,158
Series 2014, RN (SIFMA Municipal Swap Index + 1.20%)(c)(q)	2.62%	12/15/2021		5,000	5,037,050
Series 2018 A, Ref. RB	5.00%	12/15/2034		5,000	5,813,300
Series 2018 A, Ref. RB	5.00%	12/15/2036		7,500	8,660,250
Subseries 2016 A-1, RN	5.00%	06/15/2028		2,000	2,338,700
New Jersey (State of) Turnpike Authority;
Series 2017 B, Ref. RB (b)	5.00%	01/01/2040		11,000	13,157,760
Series 2019 A, RB (b)	5.00%	01/01/2048		23,425	28,128,506
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	5.00%	06/01/2046		25,000	26,736,000
					489,613,384
New Mexico–0.38%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040		5,000	5,192,000
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, RB	5.50%	07/01/2042		10,000	10,749,600
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	5.00%	07/01/2042		4,625	4,837,426
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, RB	6.13%	07/01/2040		8,000	8,243,040
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. RB (CEP -GNMA)	7.13%	12/15/2027		1,755	1,757,580
Winrock Town Center Tax Increment Development District 1; Series 2015, RB (g)	6.00%	05/01/2040		7,838	8,017,882
					38,797,528
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–10.98%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	$ 1,855	$ 1,855,111
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (h)	0.00%	07/15/2034	14,345	8,677,721
Series 2009, RB (h)	0.00%	07/15/2044	23,805	9,454,632
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2052	5,000	5,334,100
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	9,999,900
Hudson Yards Infrastructure Corp.; Series 2017 A, RB (b)	5.00%	02/15/2039	21,060	25,046,447
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	6,866	7,121,743
Series 2014 A, RB	6.70%	01/01/2049	26,628	27,023,067
Series 2014 B, RB	5.50%	07/01/2020	1,998	2,007,942
Series 2014 C, RB (d)	2.00%	01/01/2049	13,770	2,237,631
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,290	9,899,906
Series 2006 A-3, RB	5.13%	06/01/2046	61,730	59,539,202
Series 2006 B, RB (h)	0.00%	06/01/2046	105,990	19,661,145
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, RB (b)(m)	5.00%	10/15/2028	10,760	11,587,659
Two Hundred Series 2017, Ref. RB (b)	5.25%	10/15/2057	20,000	23,851,600
Two Hundred Seventh Series 2018, Ref. RB (b)(m)	5.00%	09/15/2029	22,235	27,596,303
Series 2011, RB (b)	5.00%	10/15/2027	15,400	16,581,026
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	6.00%	12/01/2042	7,500	7,941,375
New York (City of), NY;
Subseries 2015 F-5, VRD GO Bonds (i)	1.47%	06/01/2044	4,800	4,800,000
Subseries 2016 A-1, GO Bonds (b)	5.00%	08/01/2038	31,010	36,744,369
New York (City of), NY Municipal Water Finance Authority;
Series 2012 BB, RB (b)	5.00%	06/15/2047	16,470	18,195,891
Series 2014 BB, RB (b)	5.00%	06/15/2046	15,050	16,776,687
Series 2017 DD, RB (b)	5.25%	06/15/2047	14,150	17,036,176
Series 2017 EE, Ref. RB (b)	5.25%	06/15/2036	5,000	6,138,550
Series 2017 EE, Ref. RB (b)	5.25%	06/15/2037	5,000	6,160,400
Subseries 2012 A-1, VRD RB (i)	1.47%	06/15/2044	17,515	17,515,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB (b)	5.00%	05/01/2042	25,775	28,718,505
Subseries 2012 F-1, RB (b)	5.00%	05/01/2039	14,000	15,255,940
Subseries 2013, RB (b)	5.00%	11/01/2042	17,340	19,551,023
New York (Counties of), NY Tobacco Trust V;
Series 2005 S-1, RB (h)	0.00%	06/01/2038	65,990	21,473,146
Series 2005 S-2, RB (h)	0.00%	06/01/2050	30,000	4,335,600
Series 2005 S-3, RB (h)	0.00%	06/01/2055	225,000	16,537,500
New York (State of) Dormitory Authority;
Series 2014 C, RB (b)	5.00%	03/15/2041	26,940	30,542,686
Series 2018 E, RB (b)	5.00%	03/15/2045	35,050	42,438,540
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, RB (b)	5.00%	03/15/2031	15,000	15,884,100
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB (b)	5.00%	03/15/2045	49,100	56,944,707
New York (State of) State Housing Finance Agency (Manhattan West Residential Housing); Series 2016 A, VRD RB (LOC - Bank Of China, Ltd.)(i)(j)	1.62%	06/05/2019	8,000	8,000,000
New York Convention Center Development Corp.; Series 2016 A, RB (h)	0.00%	11/15/2047	12,525	4,849,555
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB (g)	5.00%	11/15/2044	49,160	53,755,969
Series 2014, Class 2, Ref. RB (g)	5.38%	11/15/2040	2,500	2,786,975
Series 2014, Class 3, Ref. RB (g)	7.25%	11/15/2044	45,000	53,745,300
New York State Environmental Facilities Corp.; Series 2009 A, RB (b)	5.00%	06/15/2034	20,000	20,050,200
New York State Urban Development Corp.;
Series 2013 A-1, RB (b)	5.00%	03/15/2043	26,175	28,970,228
Series 2013 A-1, RB (b)	5.00%	03/15/2045	46,015	55,545,167
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB (m)	5.00%	08/01/2026	$6,500	$6,869,070
Series 2016, Ref. RB (m)	5.00%	08/01/2031	5,000	5,258,050
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (m)	5.00%	01/01/2030	3,275	3,920,437
Series 2018, RB (m)	5.00%	01/01/2033	5,000	5,904,850
Series 2018, RB (m)	5.00%	01/01/2034	5,000	5,885,050
Series 2018, RB (m)	5.00%	01/01/2036	7,970	9,319,241
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (m)	5.25%	01/01/2050	41,870	46,407,871
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB (g)(m)	4.75%	11/01/2042	2,390	2,466,695
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB (g)(h)	0.00%	08/15/2060	368,350	14,560,876
Suffolk (County of), NY Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, RB (g)	5.50%	01/01/2037	2,500	2,499,975
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, RB	6.00%	06/01/2048	7,915	7,926,002
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB	5.00%	07/01/2027	1,985	2,000,185
Series 2013 A, RB	5.00%	07/01/2038	5,700	5,463,051
Triborough Bridge & Tunnel Authority;
Series 2017 B, Ref. RB (b)	5.00%	11/15/2037	10,000	12,055,800
Series 2017 B, Ref. RB (b)	5.00%	11/15/2038	11,000	13,213,420
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	15,750	15,370,110
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (g)(m)	7.00%	06/01/2046	55,500	61,883,055
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,512	4,950,373
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	9,700,317
				1,113,823,152
North Carolina–0.57%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (b)	5.00%	10/01/2055		11,400	13,141,806
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB	6.25%	07/01/2035		3,750	4,147,350
North Carolina (State of) Medical Care Commission (Galloway Ridge);
Series 2010 A, RB	5.88%	01/01/2031		865	880,596
Series 2010 A, RB	6.00%	01/01/2039		1,520	1,546,904
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, RB (c)(k)	7.75%	03/01/2021		2,000	2,209,260
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (b)	5.00%	10/01/2055		18,000	20,750,220
North Carolina Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038		1,185	1,288,024
Series 2018 A, RB	5.00%	10/01/2048		13,080	14,025,815
					57,989,975
North Dakota–0.04%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	5.10%	04/15/2036		1,500	1,566,060
Series 2016, RB	5.20%	04/15/2046		2,000	2,069,840
					3,635,900
Ohio–5.61%
Adams (County of), OH (Adams County Hospital); Series 2005, RB	6.50%	09/01/2036		17,555	17,553,420
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2041		3,800	4,369,050
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.13%	06/01/2024	$15,175	$14,467,997
Series 2007 A-2, RB	5.38%	06/01/2024	945	909,024
Series 2007 A-2, RB	5.88%	06/01/2030	60,230	57,491,342
Series 2007 A-2, RB	5.75%	06/01/2034	5,000	4,781,350
Series 2007 A-2, RB	5.88%	06/01/2047	65,345	62,976,244
Series 2007 A-3, RB (e)	6.25%	06/01/2037	21,205	21,275,825
Series 2007 B, RB (h)	0.00%	06/01/2047	336,460	19,743,473
Butler (County of), OH Port Authority (Storypoint Fairfield);
Series 2017 A-1, RB (g)	6.25%	01/15/2034	2,350	2,497,274
Series 2017 A-1, RB (g)	6.38%	01/15/2043	2,175	2,312,765
Series 2017 A-1, RB (g)	6.50%	01/15/2052	7,075	7,505,231
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	14,900	15,582,271
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB (m)	5.38%	09/15/2027	4,190	4,200,643
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	5,000	5,624,750
Series 2017, Ref. RB	5.50%	02/15/2052	14,320	16,323,654
Series 2017, Ref. RB	5.00%	02/15/2057	19,295	21,182,244
Series 2017, Ref. RB	5.50%	02/15/2057	56,555	64,222,162
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	7,200	7,349,400
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	35,425	40,184,703
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.50%	06/01/2042	7,200	7,842,672
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	2,250	2,410,897
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (c)(k)	6.25%	06/01/2021	5,850	6,394,459
Lancaster (City of), OH Port Authority; Series 2019 A, Ref. RB (c)	5.00%	02/01/2025	7,000	8,144,640
Montgomery (County of), OH (St. Leonard);
Series 2010, Ref. RB	6.38%	04/01/2030	2,000	2,059,300
Series 2010, Ref. RB	6.63%	04/01/2040	6,500	6,717,295
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (g)	6.00%	04/01/2038	4,445	4,898,657
Series 2018 A, RB (g)	6.25%	04/01/2049	18,500	20,522,235
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	38,560	40,661,134
Series 2013, RB	5.00%	02/15/2048	3,120	3,279,962
Norwood (City of), OH (Cornerstone at Norwood);
Series 2006, RB	5.75%	12/01/2020	700	700,910
Series 2006, RB	6.20%	12/01/2031	7,340	7,343,523
Ohio (State of) (USG Corp.);
Series 1997, RB (m)	5.60%	08/01/2032	14,765	14,790,396
Series 1998, RB (m)	5.65%	03/01/2033	13,000	13,022,230
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR (c)(d)	4.25%	09/15/2021	2,000	2,000,000
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (g)(m)	4.50%	01/15/2048	500	531,155
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD RB (i)	1.50%	01/01/2039	3,615	3,615,000
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	4.38%	06/01/2022	3,500	3,500,000
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2035	1,750	1,890,560
Series 2015, Ref. RB	5.00%	12/01/2043	6,695	6,973,445
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,161,905
Toledo-Lucas (County of), OH Port Authority (StoryPoint Waterville);
Series 2016 A-1, RB (g)	6.13%	01/15/2034	2,000	2,109,820
Series 2016 A-1, RB (g)	6.25%	01/15/2043	5,000	5,278,050
Series 2016 A-1, RB (g)	6.38%	01/15/2051	4,000	4,215,040
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	5,287,300
				568,903,407
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–1.94%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	$ 3,405	$ 2,724,000
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2027	1,800	1,978,740
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB (d)	5.75%	01/01/2027	2,430	1,579,500
Series 2012, Ref. RB (d)	6.00%	01/01/2032	9,935	6,457,750
Series 2013, Ref. RB (d)	5.75%	01/01/2037	12,750	8,287,500
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB (b)(n)	5.50%	08/15/2052	33,500	39,386,620
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB	5.00%	08/01/2047	10,500	9,885,750
Series 2017, RB	5.00%	08/01/2052	20,000	18,833,800
Series 2017, RB	5.25%	08/01/2057	3,500	3,296,020
Oklahoma Development Finance Authority; Series 2018 B, RB (b)(n)	5.50%	08/15/2057	15,210	17,777,296
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB (d)	6.88%	11/01/2046	3,710	1,335,600
Series 2016 A, RB (d)	6.63%	11/30/2049	1,750	630,000
Series 2016 A, RB (d)	7.00%	11/01/2051	3,650	1,314,000
Series 2016 B-1, RB (d)	5.25%	11/30/2049	2,500	900,000
Tulsa (City of), OK Municipal Airport Trust;
Series 2001 A, Ref. RB (m)	5.50%	12/01/2035	15,000	16,327,200
Series 2001 B, Ref. RB (m)	5.50%	12/01/2035	43,250	47,076,760
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2000 B, Ref. RB (m)	5.50%	06/01/2035	10,500	11,425,260
Tulsa (County of), OK Industrial Authority (Montereau, Inc.); Series 2010 A, RB (c)(k)	7.25%	05/01/2020	7,450	7,825,852
				197,041,648
Oregon–0.11%
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2032	500	566,470
Series 2017 A, Ref. RB	5.00%	11/15/2037	500	557,710
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,750	3,015,072
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	250	272,210
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,167,130
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,533,530
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, RB	6.38%	11/01/2033	1,000	1,013,790
				11,125,912
Pennsylvania–1.41%
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, RB	6.38%	08/15/2035	1,220	1,256,344
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, RB	6.75%	08/15/2035	1,145	1,184,079
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (c)(d)	4.38%	07/01/2022	925	925,000
Butler (County of), PA Hospital Authority (Butler Health System); Series 2009 B, RB (c)(k)	7.13%	07/01/2019	2,145	2,153,880
Chester (County of), PA Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,419,969
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,377,458
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.13%	01/01/2045	8,000	8,148,160
Series 2012, Ref. RB	5.25%	01/01/2041	3,000	3,097,470
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,929,113
Series 2018, Ref. RB	5.00%	12/01/2043	2,500	2,734,450
Series 2018, Ref. RB	5.00%	12/01/2048	2,500	2,726,850
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(c)(i)(j)	1.43%	10/15/2025	3,610	3,610,000
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,500,006
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	$5,207	$5,237,594
Series 2014 B, RB (e)	7.50%	02/01/2044	1,379	631,394
Series 2014 C, RB	0.00%	02/01/2044	4,122	948
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2046	4,000	4,421,160
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB (c)(k)	7.00%	12/01/2021	6,000	6,797,760
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds (b)	5.00%	06/15/2034	15,450	17,570,667
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB (m)	5.50%	11/01/2044	4,000	4,251,080
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	4,450	4,701,959
Pennsylvania (Commonwealth of) Economic Development Financing Authority (USG Corp.); Series 1999, RB (m)	6.00%	06/01/2031	15,500	15,507,595
Pennsylvania (Commonwealth of) Turnpike Commission; Subseries 2013 B-2, RB (e)	6.00%	12/01/2037	7,000	6,211,520
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	3,575	3,865,647
Series 2017, Ref. RB	5.00%	07/01/2049	8,815	9,374,135
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,272,200
Philadelphia (City of), PA Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,029,630
Philadelphia (City of), PA Industrial Development Authority (MaST Charter School); Series 2010, RB (c)(k)	6.00%	08/01/2020	500	525,255
Philadelphia (City of), PA Industrial Development Authority (Mast I Charter School); Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,129,764
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	2,410	2,516,426
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB (c)(k)	6.63%	12/15/2022	1,500	1,756,605
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB (g)	6.50%	06/15/2033	2,000	2,059,360
Series 2013, RB (g)	6.75%	06/15/2043	8,000	8,237,840
				143,161,318
Puerto Rico–6.16%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033		15,605	15,760,114
Series 2002, RB	5.50%	05/15/2039		29,090	29,396,027
Series 2002, RB	5.63%	05/15/2043		5,415	5,471,045
Series 2005 A, RB (h)	0.00%	05/15/2050		470,980	65,127,115
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS -NATL)(f)	6.00%	07/01/2027		21,000	21,452,550
Series 2003 C-7, Ref. GO Bonds (INS -NATL)(f)	6.00%	07/01/2028		4,500	4,567,275
Series 2009 B, Ref. RB (d)	6.50%	07/01/2037		5,000	3,762,500
Series 2012 A, Ref. RB (d)	5.13%	07/01/2037		1,870	1,044,863
Series 2012 A, Ref. RB (d)	5.50%	07/01/2039		5,385	3,008,869
Series 2012 A, Ref. RB (d)	5.00%	07/01/2041		5,000	2,793,750
Series 2014 A, RB (d)	8.00%	07/01/2035		16,305	7,989,450
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB (e)	6.13%	07/01/2024		15,980	16,379,500
Series 2008 A, RB	6.00%	07/01/2038		25,620	25,684,050
Series 2008 A, RB	6.00%	07/01/2044		21,375	21,428,437
Series 2012 A, RB	5.50%	07/01/2028		2,395	2,406,975
Series 2012 A, RB	5.25%	07/01/2029		5,520	5,533,800
Series 2012 A, RB	5.13%	07/01/2037		6,790	6,756,050
Series 2012 A, RB	5.75%	07/01/2037		4,730	4,789,125
Series 2012 A, RB	5.25%	07/01/2042		41,740	41,844,350
Series 2012 A, RB	6.00%	07/01/2047		1,800	1,827,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (d)	5.50%	07/01/2020	$50	$40,250
Series 2004 PP, Ref. RB (INS -NATL)(f)	5.00%	07/01/2023	755	763,388
Series 2005 SS, Ref. RB (INS -NATL)(f)	5.00%	07/01/2024	5,565	5,624,657
Series 2007 TT, RB (d)	5.00%	07/01/2020	80	64,000
Series 2007 TT, RB (d)	5.00%	07/01/2023	250	200,000
Series 2007 TT, RB (d)	5.00%	07/01/2026	6,685	5,348,000
Series 2007 TT, RB (d)	5.00%	07/01/2027	2,350	1,880,000
Series 2007 TT, RB (d)	5.00%	07/01/2032	16,285	13,028,000
Series 2007 VV, Ref. RB (d)	5.50%	07/01/2020	75	60,375
Series 2007 VV, Ref. RB (INS -NATL)(f)	5.25%	07/01/2024	4,560	4,869,350
Series 2007 VV, Ref. RB (INS -NATL)(f)	5.25%	07/01/2030	9,275	10,084,893
Series 2007 VV, Ref. RB (INS -AGM)(f)	5.25%	07/01/2031	20,000	22,004,200
Series 2007 VV, Ref. RB (INS -NATL)(f)	5.25%	07/01/2032	6,275	6,816,595
Series 2008 WW, RB (d)	5.50%	07/01/2019	4,220	3,397,100
Series 2008 WW, RB (d)	5.00%	07/01/2028	13,620	10,896,000
Series 2008 WW, RB (d)	5.50%	07/01/2038	9,200	7,406,000
Series 2010 AAA, RB (d)	5.25%	07/01/2021	350	280,875
Series 2010 AAA, RB (d)	5.25%	07/01/2031	1,350	1,083,375
Series 2010 CCC, RB (d)	5.00%	07/01/2025	325	260,000
Series 2010 CCC, RB (d)	5.25%	07/01/2026	14,455	11,600,137
Series 2010 CCC, RB (d)	5.25%	07/01/2028	13,295	10,669,238
Series 2010 DDD, Ref. RB (d)	5.00%	07/01/2021	11,020	8,816,000
Series 2010 DDD, Ref. RB (d)	5.00%	07/01/2022	1,575	1,260,000
Series 2010 DDD, Ref. RB (d)	5.00%	07/01/2023	1,150	920,000
Series 2010 XX, RB (d)	5.25%	07/01/2035	6,699	5,375,948
Series 2010 ZZ, Ref. RB (d)	5.00%	07/01/2019	1,940	1,552,000
Series 2010 ZZ, Ref. RB (d)	5.25%	07/01/2020	1,000	802,500
Series 2010 ZZ, Ref. RB (d)	5.25%	07/01/2024	65	52,163
Series 2010 ZZ, Ref. RB (d)	5.25%	07/01/2026	650	521,625
Series 2012 A, RB (d)	4.80%	07/01/2029	1,850	1,463,813
Series 2012 A, RB (d)	5.05%	07/01/2042	3,095	2,476,000
Series 2012 A, RB (d)	5.00%	12/31/2049	8,850	7,080,000
Series 2013 A, RB (d)	7.00%	07/01/2033	6,030	5,019,975
Series 2013 A, RB (d)	6.75%	07/01/2036	15,090	12,486,975
Series 2013 A, RB (d)	7.00%	07/01/2040	465	387,113
Series 2013 A, RB (d)	7.00%	12/31/2049	6,970	5,802,525
Series 2013 A-4, RB (d)	10.00%	07/01/2019	1,261	1,122,307
Series 2013 B-4, RB (d)	10.00%	07/01/2019	1,261	1,122,307
Series 2013 E-1, RB (d)	10.00%	01/01/2021	4,823	4,292,575
Series 2013 E-2, RB (d)	10.00%	07/01/2021	4,823	4,292,577
Series 2013 E-3, RB (d)	10.00%	01/01/2022	1,775	1,579,753
Series 2013 E-4, RB (d)	10.00%	07/01/2022	1,774	1,579,191
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (m)	6.63%	06/01/2026	9,795	9,807,244
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2007 M-3, Ref. RB (INS -NATL)(f)	6.00%	07/01/2024	7,970	8,205,912
Series 2011 S, RB (d)	6.00%	07/01/2041	7,500	5,625,000
Series 2012 U, Ref. RB (d)	5.25%	07/01/2042	17,870	11,503,812
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2007 A, RB (h)	0.00%	08/01/2041	$410	$337,839
Series 2007A, RB (h)	0.00%	08/01/2041	1,246	1,092,919
Series 2007A, RB (h)	0.00%	08/01/2044	15,801	13,655,108
Series 2007A, RB (h)	0.00%	08/01/2045	350	292,882
Series 2018 A-1, RB (h)	0.00%	07/01/2024	6,403	5,420,011
Series 2018 A-1, RB (h)	0.00%	07/01/2027	4,265	3,238,372
Series 2018 A-1, RB (h)	0.00%	07/01/2029	1,491	1,023,214
Series 2018 A-1, RB (h)	0.00%	07/01/2031	1,921	1,185,007
Series 2018 A-1, RB (h)	0.00%	07/01/2033	2,162	1,187,370
Series 2018 A-1, RB	4.50%	07/01/2034	26,489	27,217,447
Series 2018 A-1, RB	4.55%	07/01/2040	3,856	3,840,345
Series 2018 A-1, RB (h)	0.00%	07/01/2046	54,703	12,589,895
Series 2018 A-1, RB (h)	0.00%	07/01/2051	4,414	747,467
Series 2018 A-1, RB	5.00%	07/01/2058	17,373	17,313,063
Series 2018 A-2, RB	4.55%	07/01/2040	16,144	15,357,141
Series 2018 A-2, RB	4.75%	07/01/2053	244	228,389
Series 2018 A-2, RB	5.00%	07/01/2058	14,265	13,676,569
				624,949,631
Rhode Island–0.00%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050		30	31,487
South Carolina–0.06%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB (g)	5.75%	06/15/2049		2,000	2,209,200
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043		1,000	1,033,990
Series 2013, RB	5.13%	05/01/2048		2,000	2,073,260
Series 2017, Ref. RB	5.00%	05/01/2042		250	266,275
					5,582,725
Tennessee–0.61%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035		13,000	13,599,170
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037		250	272,770
Series 2017 A, Ref. RB	5.63%	01/01/2046		250	271,323
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties);
Series 2018 A, RB (g)	6.00%	04/01/2038		15,625	17,219,687
Series 2018 A, RB (g)	6.25%	04/01/2049		9,155	10,155,733
Shelby (County of), TN Health Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, RB (g)	5.00%	09/01/2037		1,145	1,150,439
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025		2,445	2,447,836
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/2047		16,300	16,532,112
					61,649,070
Texas–9.07%
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB (d)(m)	6.50%	11/01/2029		9,265	93
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB (c)(k)	7.65%	08/15/2020		2,500	2,677,625
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2046		1,325	1,345,153
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044		2,000	2,083,060
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB (c)(k)	6.20%	07/01/2020		2,000	2,099,180
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, RB (m)	7.00%	01/01/2039		3,585	3,590,449
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB (c)(k)	5.25%	07/01/2022	$7,100	$7,863,179
Series 2012, Ref. RB (c)(k)	5.50%	07/01/2022	13,410	14,951,614
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	7,465	7,710,673
Celina (City of), TX;
Series 2015, RB	5.38%	09/01/2028	600	617,922
Series 2015, RB	5.50%	09/01/2032	250	256,818
Series 2015, RB	5.88%	09/01/2040	1,000	1,026,450
Central Texas Regional Mobility Authority; Series 2011, RB (c)(k)	6.75%	01/01/2021	17,500	18,913,125
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, RB (c)(k)	5.75%	08/15/2021	1,130	1,231,079
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	1,000	1,080,900
Series 2015, RB	5.75%	08/15/2045	8,000	8,566,240
Series 2018 D, RB	5.75%	08/15/2033	3,690	4,020,329
Series 2018 D, RB	6.00%	08/15/2038	14,250	15,595,200
Series 2018 D, RB	6.13%	08/15/2048	19,750	21,516,242
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, RB (c)(k)	6.25%	12/01/2020	5,000	5,346,750
Grand Parkway Transportation Corp.;
Series 2013 A, RB	5.50%	04/01/2053	10,000	11,236,300
Series 2013 B, RB (e)	5.85%	10/01/2048	17,000	17,417,350
Series 2013 B, RB (b)	5.25%	10/01/2051	24,405	27,391,928
Series 2013 B, RB	5.00%	04/01/2053	43,260	47,279,719
Grand Prairie Housing Finance Corp.;
Series 2003, RB	7.63%	01/01/2020	110	110,334
Series 2003, RB (d)(r)	7.63%	01/01/2020	345	34,500
Series 2003, RB	7.75%	01/01/2034	6,795	6,991,851
Series 2003, RB (d)(r)	7.75%	01/01/2034	3,595	359,500
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	5,677,473
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	9,783,061
Hopkins (County of), TX Hospital District;
Series 2008, RB	6.00%	02/15/2033	2,500	2,505,925
Series 2008, RB	6.00%	02/15/2038	5,155	5,166,289
Houston (City of), TX;
Series 2011 A, Ref. RB (b)	5.25%	11/15/2031	18,360	19,360,804
Series 2015 B-1, RB (m)	5.00%	07/15/2030	24,605	27,470,990
Series 2015 B-1, RB (m)	5.00%	07/15/2035	21,545	23,821,876
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB (m)	6.63%	07/15/2038	14,000	15,075,480
Houston (City of), TX (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (m)	5.00%	07/01/2029	11,750	13,097,725
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB (c)(k)	6.88%	05/15/2021	790	868,771
Series 2011, RB (c)(k)	6.50%	05/15/2021	500	546,276
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.);
Series 2009 A, RB (c)(k)	6.25%	08/15/2019	1,210	1,221,229
Series 2009 A, RB (c)(k)	6.38%	08/15/2019	7,225	7,293,854
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB (g)	5.60%	08/15/2045	4,420	4,716,582
Leander Independent School District;
Series 2014 C, GO Bonds (CEP -Texas Permanent School Fund)(c)(h)(k)	0.00%	08/15/2024	121,355	30,619,481
Series 2014 D, Ref. GO Bonds (CEP -Texas Permanent School Fund)(c)(h)(k)	0.00%	08/15/2024	425	208,509
Series 2014 D, Ref. GO Bonds (CEP -Texas Permanent School Fund)(h)	0.00%	08/15/2037	3,645	1,735,603
Lone Star College System; Series 2009, GO Bonds (b)	5.00%	08/15/2034	23,200	23,365,648
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2010, VRD RB (i)	1.50%	11/01/2038	16,510	16,510,000
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement Distribution Phase);
Series 2015, RB	5.13%	09/15/2028	500	508,115
Series 2015, RB	5.38%	09/15/2035	400	406,300
Series 2015, RB	5.50%	09/15/2040	765	775,396
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB (g)(m)	6.50%	12/01/2033	10,680	10,925,106
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (g)(m)	4.63%	10/01/2031	22,150	23,717,334
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB	5.00%	07/01/2037	$ 1,725	$ 1,741,405
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	2,200	2,241,910
Series 2016, Ref. RB	5.00%	07/01/2046	15,155	15,190,160
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2016 A, Ref. RB (g)	5.00%	08/15/2046	2,500	2,541,400
Series 2017 A, RB (g)	5.00%	08/15/2037	2,000	2,041,980
Series 2017 A, RB (g)	5.13%	08/15/2047	2,085	2,124,511
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	4,750	4,957,290
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2042	3,000	3,228,180
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries);
Series 2013, RB	6.50%	01/01/2043	4,325	4,751,229
Series 2013, RB	6.50%	01/01/2048	5,675	6,224,226
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,457,629
Series 2016 A, RB	5.50%	11/15/2046	2,350	2,483,550
Series 2016 A, RB	5.50%	11/15/2052	2,350	2,474,456
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	1,000	1,069,110
Series 2018, Ref. RB	5.25%	10/01/2049	11,040	11,977,186
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,000	1,070,140
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB (g)	5.50%	08/15/2035	845	937,384
Series 2015 A, RB (g)	5.75%	08/15/2045	2,015	2,233,547
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.25%	12/01/2047	2,100	2,218,818
North Texas Tollway Authority; Series 2011 B, RB (c)(h)(k)	0.00%	09/01/2031	15,500	7,366,065
Pharr (City of), TX Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, RB (c)(k)	6.25%	08/15/2019	570	575,290
Series 2009 A, RB (c)(k)	6.50%	08/15/2019	6,320	6,382,194
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, RB (c)(g)(m)	7.25%	02/13/2020	71,500	73,336,121
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB	7.50%	11/15/2034	2,250	2,611,665
Series 2014 A, RB	7.75%	11/15/2044	3,600	4,208,760
Series 2014 A, RB	8.00%	11/15/2049	5,000	5,919,050
San Juan (City of), TX Higher Education Finance Authority (Idea Public Schools); Series 2010 A, RB (c)(k)	6.70%	08/15/2020	1,000	1,060,950
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (d)(m)	8.00%	07/01/2038	37,110	11,875,200
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2009, RB (c)(k)	6.13%	11/15/2019	1,000	1,020,520
Series 2009, RB (c)(k)	6.38%	11/15/2019	7,150	7,304,654
Series 2016, Ref. RB	5.00%	05/15/2045	8,000	8,466,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (d)	5.63%	11/15/2027	1,500	1,050,000
Series 2007, RB (d)	5.75%	11/15/2037	2,500	1,750,000
Series 2014, RB (d)	5.63%	12/31/2049	3,250	2,275,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	3.88%	11/15/2022	750	750,308
Series 2017, RB	4.50%	11/15/2023	2,250	2,261,633
Series 2017, RB	6.63%	11/15/2037	1,745	2,018,162
Series 2017, RB	6.75%	11/15/2047	13,125	15,051,094
Series 2017, RB	6.75%	11/15/2052	1,465	1,674,729
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	1,185	1,186,754
Series 2007, RB	5.75%	02/15/2029	1,600	1,601,840
Series 2009 A, RB	8.00%	02/15/2038	12,350	12,686,908
Series 2017A, RB	6.38%	02/15/2048	16,125	17,807,482
Series 2017A, RB	6.38%	02/15/2052	31,045	34,200,103
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2018 A, RN (g)	10.00%	03/15/2023	$ 4,250	$ 4,250,042
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador);
Series 2017 A, RB (d)	4.13%	11/15/2038	1,775	17,750
Series 2017 A, RB (d)	4.38%	11/15/2049	595	5,950
Series 2017 A, RB (d)	4.63%	11/15/2049	3,125	31,250
Series 2017 A, RB (d)	4.88%	11/15/2055	7,000	70,000
Series 2017 A, RB (d)	5.00%	11/15/2059	13,000	130,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, RB	8.25%	11/15/2044	6,815	6,133,500
Series 2009 A, RB	8.25%	12/31/2049	5,775	5,197,500
Series 2009 B, RB (c)(s)	6.86%	11/15/2044	1,245	1,120,500
Texas (State of) Transportation Commission;
Series 2019, RB (h)	0.00%	08/01/2051	6,000	1,346,100
Series 2019, RB (h)	0.00%	08/01/2052	6,000	1,269,720
Series 2019, RB (h)	0.00%	08/01/2053	1,000	200,150
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	18,110	21,233,794
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, RB	5.00%	12/15/2031	10,000	10,891,400
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (m)	5.00%	12/31/2055	12,135	13,348,621
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	25,575	26,983,415
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	13,415	13,804,035
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC);
Series 2013, RB (m)	7.00%	12/31/2038	4,000	4,714,640
Series 2013, RB (m)	6.75%	06/30/2043	17,450	20,316,860
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, RB	5.80%	08/15/2040	1,000	1,030,250
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, RB (c)(k)	6.88%	02/15/2020	1,455	1,508,791
Series 2010 A, RB (c)(k)	7.13%	02/15/2020	1,810	1,879,522
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB	7.00%	12/01/2034	3,075	3,081,150
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	4,185	4,319,548
Travis County Health Facilities Development Corp. (Westminster Manor);
Series 2010, RB (c)(k)	7.00%	11/01/2020	2,005	2,155,716
Series 2010, RB	7.00%	11/01/2030	265	275,680
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, RB (c)(k)	5.38%	09/01/2019	465	469,315
Series 2009, RB (c)(k)	5.50%	09/01/2019	2,250	2,271,555
				920,152,737
Utah–0.43%
Salt Lake City Corp. Airport Revenue;
Series 2018 A, RB (b)(m)	5.00%	07/01/2043		14,750	17,422,848
Series 2018 A, RB (b)(m)	5.00%	07/01/2048		11,250	13,226,850
Utah (County of), UT (Renaissance Academy); Series 2007 A, RB (g)	5.63%	07/15/2037		2,635	2,636,818
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, RB	5.38%	07/15/2030		1,650	1,677,901
Series 2010 A, RB	5.63%	07/15/2040		710	720,203
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, RB	6.25%	07/15/2030		1,250	1,294,825
Series 2010, RB	6.38%	07/15/2040		2,500	2,588,575
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/2022		475	494,404
Series 2012, RB	6.30%	07/15/2032		850	914,396
Series 2012, RB	6.55%	07/15/2042		2,000	2,153,880
					43,130,700
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.38%
Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	$ 4,500	$ 4,494,375
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital); Series 2009 A-1, RB	5.00%	10/01/2039	12,910	12,764,762
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	3,700	3,727,750
Series 2010 A, RB	5.00%	10/01/2025	7,575	7,631,812
Series 2010 A, RB	5.00%	10/01/2029	500	500,625
Series 2012 A, RB	5.00%	10/01/2032	5,730	5,679,863
Virgin Islands (Government of), VI Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital); Series 2009 A-1, RB	5.00%	10/01/2029	3,620	3,624,525
				38,423,712
Virginia–1.47%
Ballston Quarter Communities Development Authority;
Series 2016 A, RB	5.38%	03/01/2036	1,635	1,740,719
Series 2016 A, RB	5.50%	03/01/2046	10,000	10,653,600
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.00%	01/01/2049	2,500	2,666,800
Series 2019 A, RB	5.25%	01/01/2054	2,000	2,154,320
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	20,790,363
Series 2007 B-2, RB (e)	5.20%	06/01/2046	3,000	3,010,110
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB (m)	5.50%	01/01/2042	20,775	22,531,111
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB (m)	5.00%	01/01/2040	40,550	42,926,635
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB (m)	5.00%	12/31/2052	17,150	19,123,622
Series 2017, RB (m)	5.00%	12/31/2056	6,750	7,506,675
Virginia Beach Development Authority (Westminster-Canterbury);
Series 2018, Ref. RB	5.00%	09/01/2040	1,750	2,003,575
Series 2018, Ref. RB	5.00%	09/01/2044	2,215	2,525,742
Series 2018, Ref. RB	4.00%	09/01/2048	4,390	4,648,352
Virginia Small Business Financing Authority (Transform 66 P3 Project); Series 2017, RB (m)	5.00%	12/31/2047	6,350	7,104,571
				149,386,195
Washington–1.87%
Greater Wenatchee (City of), WA Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/2042	6,720	6,899,693
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,152,700
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,813,370
King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2011, GO Bonds	6.75%	12/01/2031	500	520,950
Series 2011, GO Bonds	7.00%	12/01/2040	4,000	4,158,400
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,771,635
King (County of), WA Sewer Revenue; Series 2011 B, Ref. RB (b)	5.00%	01/01/2034	38,540	40,643,899
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB (m)	5.00%	04/01/2030	19,500	21,236,475
Skagit (County of), WA Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2010, RB	6.00%	12/01/2030	3,160	3,333,484
Series 2010, RB	5.75%	12/01/2035	6,000	6,277,920
Washington (State of); Series 2019 A, GO Bonds (b)	5.00%	08/01/2042	9,000	10,869,300
Washington (State of) Convention Center Public Facilities District; Series 2018, RB (b)	5.00%	07/01/2048	27,000	31,697,190
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB (c)(k)	7.00%	07/01/2019	9,145	9,182,037
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB (c)(k)	5.63%	10/01/2019	3,415	3,460,385
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Bayview Manor Senior);
Series 2016 A, Ref. RB (g)	5.00%	07/01/2036	$1,460	$1,564,959
Series 2016 A, Ref. RB (g)	5.00%	07/01/2046	1,700	1,797,359
Series 2016 A, Ref. RB (g)	5.00%	07/01/2051	9,650	10,172,354
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB (g)	7.00%	07/01/2045	2,150	2,381,082
Series 2015 A, RB (g)	7.00%	07/01/2050	1,500	1,657,080
Series 2015 B-1, RB (g)	5.50%	01/01/2024	4,550	4,553,049
Washington (State of) Housing Finance Commission (Judson Park); Series 2018, Ref. RB (g)	5.00%	07/01/2048	1,650	1,748,835
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016 A, Ref. RB (g)	5.00%	01/01/2046	2,250	2,436,323
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB (g)	5.00%	01/01/2051	8,650	9,343,471
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill);
Series 2016, Ref. RB (g)	5.00%	07/01/2041	2,000	2,108,260
Series 2016, Ref. RB (g)	5.00%	07/01/2046	1,000	1,050,990
				189,831,200
West Virginia–0.48%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035		3,340	3,209,873
Series 2013, Ref. RB (g)	7.00%	06/01/2035		1,000	500,000
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB	6.75%	07/01/2045		5,650	6,137,934
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (g)	5.75%	06/01/2043		3,000	3,179,160
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (g)(m)	7.25%	02/01/2036		10,965	10,969,167
Series 2018, RB (g)(m)	8.75%	02/01/2036		3,500	3,587,850
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB (d)	6.00%	10/01/2020		720	558,360
Series 2008, RB (d)	6.50%	10/01/2038		14,000	10,411,100
Series 2008, RB (d)	6.75%	10/01/2043		13,150	9,780,707
					48,334,151
Wisconsin–5.15%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (g)	6.25%	08/01/2027		11,000	12,445,950
Series 2017, RB (g)	6.75%	08/01/2031		22,090	25,854,799
Series 2017, RB (g)	6.50%	12/01/2037		25,000	29,843,250
Series 2017, RB (g)	6.75%	12/01/2042		12,270	14,447,066
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038		4,117	4,347,927
Series 2019 A, RB	5.75%	12/01/2048		6,863	7,213,075
Public Finance Authority (KU Campus Development Corporation — Central District Development Project); Series 2016, RB (b)	5.00%	03/01/2041		24,000	27,849,360
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (g)	5.25%	06/15/2049		5,775	5,840,835
Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017, Ref. RB (g)(m)	7.13%	06/01/2041		12,100	13,442,011
Public Finance Authority (Minnesota College of Osteopathic Medicine); Series 2019 A-1, RB (g)	5.50%	12/01/2048		2,500	2,729,750
Public Finance Authority (National Gypsum Co.); Series 2014, Ref. RB (m)	5.25%	04/01/2030		4,000	4,404,160
Public Finance Authority (Southminster);
Series 2018, RB (g)	5.00%	10/01/2043		2,500	2,742,625
Series 2018, RB (g)	5.00%	10/01/2048		3,000	3,282,210
Series 2018, RB (g)	5.00%	10/01/2053		5,515	6,017,361
Public Finance Authority (WhiteStone); Series 2017, Ref. RB (g)	5.00%	03/01/2052		500	540,380
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 B, RB (m)	5.75%	11/01/2037		4,000	4,011,360
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039		3,190	3,412,311
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB (d)	7.15%	06/01/2028		745	372,500
Series 2008, RB (d)	7.25%	06/01/2038		1,000	500,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2027	$2,000	$2,218,760
Series 2017, Ref. RB	5.00%	08/01/2037	5,770	6,205,520
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB (b)	5.00%	11/15/2039	38,800	44,854,740
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2037	860	921,060
Series 2017, Ref. RB	5.00%	06/01/2041	955	1,015,404
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/2028	2,485	2,486,615
Series 1998, RB	5.90%	10/01/2028	305	305,232
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,603,143
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.);
Series 2009 A, RB (c)(k)	7.25%	09/15/2019	4,000	4,064,000
Series 2009 A, RB (c)(k)	7.63%	09/15/2019	1,000	1,017,040
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2012, RB (c)(k)	5.75%	08/01/2019	3,215	3,236,701
Series 2012, RB (c)(k)	5.88%	08/01/2019	3,170	3,192,000
Series 2013, RB (c)(k)	7.00%	08/01/2020	6,500	6,906,510
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB (g)	6.25%	10/01/2031	2,475	2,700,943
Series 2017 A, RB (g)	6.85%	10/01/2047	20,735	22,595,344
Series 2017 A, RB (g)	7.00%	10/01/2047	250	275,083
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (g)	7.00%	12/01/2050	21,000	25,030,950
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB (g)	5.00%	06/01/2036	4,225	4,376,128
Series 2016 A, RB (g)	5.13%	06/01/2048	8,000	8,272,800
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (g)	6.25%	11/01/2028	2,525	2,815,728
Series 2017 A, RB (g)	6.85%	11/01/2046	30,015	33,168,076
Series 2017 A, RB (g)	5.75%	12/31/2049	1,440	1,490,688
Series 2017 B, RB (d)(g)	8.50%	11/01/2046	8,000	7,600,000
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB (g)	6.13%	02/01/2048	4,285	4,404,637
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, RB (g)	7.00%	06/01/2020	125	127,768
Series 2011 A, RB (g)	7.75%	06/01/2028	7,980	8,881,022
Series 2011 A, RB (g)	8.00%	06/01/2035	10,150	11,298,574
Series 2011 A, RB (g)	8.25%	06/01/2046	4,000	4,463,520
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB (g)	6.25%	01/01/2038	5,500	5,933,070
Series 2018 A-1, RB (g)	6.38%	01/01/2048	24,615	26,303,589
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB (g)	5.25%	05/15/2037	1,000	1,088,590
Series 2017 A, Ref. RB (g)	5.25%	05/15/2042	1,230	1,328,707
Series 2017 A, Ref. RB (g)	5.25%	05/15/2047	1,225	1,319,251
Series 2017 A, Ref. RB (g)	5.25%	05/15/2052	3,300	3,544,827
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (m)	7.25%	06/01/2035	6,965	7,784,502
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	19,510,650
Series 2018 A, RB	5.35%	12/01/2045	27,500	31,503,725
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB (g)	6.00%	11/15/2049	2,500	2,722,075
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.75%	04/01/2042	6,340	6,680,014
Series 2015, Ref. RB	5.88%	04/01/2045	6,400	7,084,160
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.);
Series 2012 A, RB	5.50%	10/01/2022	$395	$415,761
Series 2012 A, RB	6.00%	10/01/2032	1,475	1,618,385
Series 2012 A, RB	6.20%	10/01/2042	1,300	1,418,586
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB (g)	5.00%	12/01/2031	6,830	7,285,083
Series 2016, RB (g)	5.25%	12/01/2039	8,685	9,259,600
				522,625,491
Wyoming–0.06%
West Park Hospital District (West Park Hospital);
Series 2011 A, RB	7.00%	06/01/2040		4,890	5,247,459
Series 2011, Ref. RB	7.00%	06/01/2035		1,085	1,167,992
					6,415,451
Total Municipal Obligations (Cost $10,577,352,746)					11,299,260,681
U.S. Dollar Denominated Bonds & Notes–0.05%
Texas–0.05%
Sears Tyler Methodist Retirement Corp. (Acquired 02/25/2013; Cost $0)(l)	2.00%	02/25/2048		135	0
Texas Pellets, Inc./German Pellets Texas LLCClass 2018 (g)(l)	8.00%	08/01/2019		5,330	5,330,000
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,330,000)					5,330,000
TOTAL INVESTMENTS IN SECURITIES(t)–111.48% (Cost $10,582,682,746)					11,304,590,681
FLOATING RATE NOTE OBLIGATIONS–(12.60)%
Notes with interest and fee rates ranging from 1.79% to 2.24% at 05/31/2019 and contractual maturities of collateral ranging from 11/01/2023 to 10/15/2057 (See Note 1D)(u)					(1,277,435,000)
OTHER ASSETS LESS LIABILITIES–1.12%					113,720,123
NET ASSETS –100.00%					$10,140,875,804
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2019 was $296,850,000, which represented 2.92% of the Fund’s Net Assets.
(e)	Convertible capital appreciation bonds. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $1,638,454,822, which represented 16.54% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(m)	Security subject to the alternative minimum tax.
(n)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $71,800,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Security subject to crossover refunding.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(r)	Restructured security not accruing interest income. The aggregate value of these securities at May 31, 2019 was $394,000, which represented less than 1% of the Fund’s Net Assets.
(s)	Interest rate is redetermined periodically based on current market interest rates. The rate shown is the rate in effect on May 31, 2019.
(t)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(u)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2019. At May 31, 2019, the Fund’s investments with a value of $2,189,506,174 are held by TOB Trusts and serve as collateral for the $1,277,435,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	4,122	September-2019	$(522,463,500)	$(4,292,824)	$(4,292,824)

(a)	Futures contracts collateralized by $5,000,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to
Invesco High Yield Municipal Fund

D.	Floating Rate Note Obligations — (continued)
retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized
Invesco High Yield Municipal Fund

E.	Futures Contracts — (continued)
gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
G.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$11,295,634,634	$3,626,047	$11,299,260,681
U.S. Dollar Denominated Bonds & Notes	—	—	5,330,000	5,330,000
Investments Matured	—	2,068,844	18,000,000	20,068,844
Total Investments in Securities	—	11,297,703,478	26,956,047	11,324,659,525
Other Investments - Liabilities*
Futures Contracts	(4,292,824)	—	—	(4,292,824)
Total Investments	$(4,292,824)	$11,297,703,478	$26,956,047	$11,320,366,701

*	Unrealized (depreciation).
Invesco High Yield Municipal Fund